UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2009

Item 1. Reports to Stockholders

Fidelity® Strategic Advisers®
Mid Cap Value Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.90%
Actual		$ 1,000.00	$ 1,022.00	$ 4.51
Hypothetical A		$ 1,000.00	$ 1,020.33	$ 4.51
Investor Class	1.05%
Actual		$ 1,000.00	$ 1,022.00	$ 5.26
Hypothetical A		$ 1,000.00	$ 1,019.59	$ 5.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Safeway, Inc.	2.0	2.2
Loews Corp.	1.7	1.5
Becton, Dickinson & Co.	1.7	1.6
M&T Bank Corp.	1.5	1.1
Old Republic International Corp.	1.5	1.8
American Electric Power Co., Inc.	1.5	2.1
Assurant, Inc.	1.5	1.5
The J.M. Smucker Co.	1.4	0.9
Devon Energy Corp.	1.3	1.5
CMS Energy Corp.	1.3	1.3
	15.4
Top Five Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.4	26.1
Consumer Discretionary	19.5	19.2
Utilities	12.7	14.3
Consumer Staples	8.3	6.9
Energy	6.4	6.1
Asset Allocation (% of fund's net assets)
As of June 30, 2009*		As of December 31, 2008**
	Stocks 99.0%		Stocks 96.7%
	Short-Term Investments and Net Other Assets 1.0%		Short-Term Investments and Net Other Assets 3.3%
* Foreign investments	5.5%	** Foreign investments	5.5%

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 19.5%
Auto Components - 0.3%
WABCO Holdings, Inc.	1,800	$ 31,860
Distributors - 0.9%
Genuine Parts Co.	2,530	84,907
Diversified Consumer Services - 0.8%
H&R Block, Inc.	4,400	75,812
Hotels, Restaurants & Leisure - 2.1%
Burger King Holdings, Inc.	1,950	33,677
Marriott International, Inc. Class A	5,570	122,930
Vail Resorts, Inc. (a)	1,320	35,402
		192,009
Household Durables - 2.5%
Fortune Brands, Inc.	2,380	82,681
Jarden Corp. (a)	3,030	56,813
M.D.C. Holdings, Inc.	2,010	60,521
Mohawk Industries, Inc. (a)	940	33,539
		233,554
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	1,000	83,660
Expedia, Inc. (a)	3,740	56,511
		140,171
Media - 2.8%
A.H. Belo Corp. Class A	3,480	3,410
Cablevision Systems Corp. - NY Group Class A	2,710	52,601
Clear Channel Outdoor Holding, Inc. Class A (a)	5,850	31,005
Omnicom Group, Inc.	630	19,895
Scripps Networks Interactive, Inc. Class A	2,930	81,542
Washington Post Co. Class B	198	69,732
		258,185
Multiline Retail - 0.4%
Nordstrom, Inc.	1,970	39,183
Specialty Retail - 7.0%
Abercrombie & Fitch Co. Class A	460	11,679
AutoNation, Inc. (a)	4,490	77,902
AutoZone, Inc. (a)	490	74,044
Bed Bath & Beyond, Inc. (a)	1,370	42,128
Gap, Inc.	6,130	100,532
Lowe's Companies, Inc.	2,130	41,343
Sherwin-Williams Co.	1,170	62,888
Staples, Inc.	2,710	54,661
Tiffany & Co., Inc.	3,400	86,224
TJX Companies, Inc.	3,130	98,470
		649,871
Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. Class B	610	31,586

	Shares	Value
Phillips-Van Heusen Corp.	1,160	$ 33,280
VF Corp.	890	49,262
		114,128
TOTAL CONSUMER DISCRETIONARY		1,819,680
CONSUMER STAPLES - 8.3%
Beverages - 0.3%
Brown-Forman Corp. Class B (non-vtg.)	600	25,788
Food & Staples Retailing - 3.4%
Costco Wholesale Corp.	720	32,904
Safeway, Inc.	9,380	191,063
Sysco Corp.	880	19,782
The Great Atlantic & Pacific Tea Co. (a)	4,110	17,468
Walgreen Co.	1,950	57,330
		318,547
Food Products - 2.2%
Archer Daniels Midland Co.	1,650	44,171
Smithfield Foods, Inc. (a)	1,990	27,800
The J.M. Smucker Co.	2,690	130,895
		202,866
Household Products - 0.9%
Clorox Co.	670	37,406
Energizer Holdings, Inc. (a)	930	48,583
		85,989
Personal Products - 0.7%
Mead Johnson Nutrition Co. Class A	2,190	69,576
Tobacco - 0.8%
Lorillard, Inc.	1,090	73,869
TOTAL CONSUMER STAPLES		776,635
ENERGY - 6.4%
Energy Equipment & Services - 0.3%
Unit Corp. (a)	1,180	32,533
Oil, Gas & Consumable Fuels - 6.1%
CVR Energy, Inc. (a)	4,090	29,980
Devon Energy Corp.	2,290	124,805
Kinder Morgan Management LLC	2,729	123,269
Murphy Oil Corp.	1,020	55,406
Newfield Exploration Co. (a)	1,350	44,105
Penn Virginia Corp.	370	6,057
Teekay Corp.	4,770	100,313
Williams Companies, Inc.	5,430	84,762
		568,697
TOTAL ENERGY		601,230
FINANCIALS - 27.4%
Capital Markets - 2.8%
Affiliated Managers Group, Inc. (a)	550	32,005
Charles Schwab Corp.	3,510	61,565
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Cohen & Steers, Inc.	3,510	$ 52,475
Northern Trust Corp.	630	33,818
T. Rowe Price Group, Inc.	2,000	83,340
		263,203
Commercial Banks - 6.4%
BancorpSouth, Inc.	1,110	22,788
BB&T Corp.	2,730	60,005
City National Corp.	1,620	59,665
Cullen/Frost Bankers, Inc.	2,150	99,158
M&T Bank Corp.	2,820	143,623
SunTrust Banks, Inc.	2,250	37,013
Synovus Financial Corp.	9,520	28,465
TCF Financial Corp.	4,170	55,753
United Community Banks, Inc., Georgia	2,442	14,628
Wilmington Trust Corp., Delaware	3,640	49,722
Zions Bancorp	1,960	22,658
		593,478
Insurance - 11.0%
Assurant, Inc.	5,800	139,722
Cincinnati Financial Corp.	4,400	98,340
Everest Re Group Ltd.	900	64,413
Loews Corp.	5,860	160,564
Old Republic International Corp.	14,520	143,022
OneBeacon Insurance Group Ltd.	7,890	92,234
Principal Financial Group, Inc.	2,980	56,143
ProAssurance Corp. (a)	2,520	116,449
Protective Life Corp.	1,490	17,046
Transatlantic Holdings, Inc.	2,120	91,860
W.R. Berkley Corp.	2,010	43,155
		1,022,948
Real Estate Investment Trusts - 4.3%
Cousins Properties, Inc.	3,583	30,456
Host Hotels & Resorts, Inc.	4,090	34,315
Kimco Realty Corp.	8,010	80,501
PS Business Parks, Inc.	1,100	53,284
Public Storage	450	29,466
Regency Centers Corp.	2,090	72,962
Ventas, Inc.	1,870	55,838
Vornado Realty Trust	991	44,625
		401,447
Real Estate Management & Development - 1.5%
Brookfield Asset Management, Inc. Class A	3,290	56,290
Brookfield Properties Corp.	6,180	49,255
Jones Lang LaSalle, Inc.	1,190	38,949
		144,494

	Shares	Value
Thrifts & Mortgage Finance - 1.4%
Hudson City Bancorp, Inc.	2,690	$ 35,750
People's United Financial, Inc.	6,490	97,610
		133,360
TOTAL FINANCIALS		2,558,930
HEALTH CARE - 4.6%
Health Care Equipment & Supplies - 1.7%
Becton, Dickinson & Co.	2,230	159,021
Health Care Providers & Services - 2.9%
Community Health Systems, Inc. (a)	2,840	71,710
Coventry Health Care, Inc. (a)	2,840	53,136
Lincare Holdings, Inc. (a)	3,220	75,734
VCA Antech, Inc. (a)	2,680	71,556
		272,136
TOTAL HEALTH CARE		431,157
INDUSTRIALS - 6.3%
Aerospace & Defense - 2.3%
Alliant Techsystems, Inc. (a)	660	54,358
L-3 Communications Holdings, Inc.	820	56,892
Precision Castparts Corp.	1,390	101,512
		212,762
Commercial Services & Supplies - 1.0%
Republic Services, Inc.	3,850	93,979
Electrical Equipment - 0.5%
Cooper Industries Ltd. Class A	1,600	49,680
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	2,200	52,888
Machinery - 1.9%
Dover Corp.	1,000	33,090
Harsco Corp.	1,320	37,356
Illinois Tool Works, Inc.	1,510	56,383
Kennametal, Inc.	2,610	50,060
		176,889
TOTAL INDUSTRIALS		586,198
INFORMATION TECHNOLOGY - 5.9%
Electronic Equipment & Components - 2.9%
Amphenol Corp. Class A	2,780	87,959
Arrow Electronics, Inc. (a)	3,860	81,986
Tyco Electronics Ltd.	5,310	98,713
		268,658
IT Services - 1.2%
Fidelity National Information Services, Inc.	2,980	59,481
Lender Processing Services, Inc.	1,465	40,683
The Western Union Co.	1,060	17,384
		117,548
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.8%
Adobe Systems, Inc. (a)	1,500	$ 42,450
Jack Henry & Associates, Inc.	3,790	78,643
MICROS Systems, Inc. (a)	1,760	44,563
		165,656
TOTAL INFORMATION TECHNOLOGY		551,862
MATERIALS - 5.5%
Chemicals - 4.0%
Air Products & Chemicals, Inc.	710	45,859
Airgas, Inc.	1,160	47,015
Albemarle Corp.	3,370	86,171
Intrepid Potash, Inc. (a)	670	18,814
Lubrizol Corp.	1,400	66,234
PPG Industries, Inc.	990	43,461
Sigma Aldrich Corp.	1,380	68,393
		375,947
Construction Materials - 0.4%
Vulcan Materials Co.	880	37,928
Containers & Packaging - 1.1%
Ball Corp.	2,190	98,900
TOTAL MATERIALS		512,775
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.1%
CenturyTel, Inc.	2,710	83,197
Windstream Corp.	3,010	25,164
		108,361
Wireless Telecommunication Services - 0.7%
U.S. Cellular Corp. (a)	1,730	66,519
TOTAL TELECOMMUNICATION SERVICES		174,880
UTILITIES - 12.7%
Electric Utilities - 3.8%
American Electric Power Co., Inc.	4,920	142,139
Edison International	2,700	84,942
FirstEnergy Corp.	550	21,313
Westar Energy, Inc.	5,620	105,487
		353,881

	Shares	Value
Gas Utilities - 3.3%
Energen Corp.	2,880	$ 114,912
EQT Corp.	3,180	111,014
ONEOK, Inc.	2,730	80,508
		306,434
Multi-Utilities - 4.9%
CMS Energy Corp.	10,210	123,337
MDU Resources Group, Inc.	3,120	59,186
NSTAR	2,660	85,413
PG&E Corp.	3,110	119,548
Xcel Energy, Inc.	3,680	67,749
		455,233
Water Utilities - 0.7%
American Water Works Co., Inc.	3,670	70,134
TOTAL UTILITIES		1,185,682
TOTAL COMMON STOCKS (Cost $10,961,115)		9,199,029
Nonconvertible Preferred Stocks - 0.6%

TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Telephone & Data Systems, Inc. (special) (Cost $73,509)	1,980	51,401
Money Market Funds - 1.2%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $112,527)	112,527	112,527
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $11,147,151)		9,362,957
NET OTHER ASSETS - (0.2)%		(18,489)
NET ASSETS - 100%		$ 9,344,468
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in these securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $970,455 of which $53,015 and $917,440 will expire on December 31, 2015 and 2016, respectively.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $108,877 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $11,147,151)		$ 9,362,957
Receivable for investments sold		18,366
Dividends receivable		14,962
Total assets		9,396,285

Liabilities
Payable for investments purchased	$ 33,221
Payable for fund shares redeemed	10,693
Accrued management fee	6,485
Other affiliated payables	1,418
Total liabilities		51,817

Net Assets		$ 9,344,468
Net Assets consist of:
Paid in capital		$ 12,430,841
Undistributed net investment income		78,606
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,380,785)
Net unrealized appreciation (depreciation) on investments		(1,784,194)
Net Assets		$ 9,344,468

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($4,629,398 ÷ 766,030 shares)	$ 6.04

Investor Class: Net Asset Value, offering price and redemption price per share ($4,715,070 ÷ 780,645 shares)	$ 6.04

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 124,179
Interest		94
Total income		124,273

Expenses
Management fee	$ 37,634
Transfer agent fees	3,329
Accounting fees and expenses	1,829
Tndependent trustees' compensations	2,875
Total expenses		45,667
Net investment income (loss)		78,606
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(68,116)
Foreign currency transactions	195
Total net realized gain (loss)		(67,921)
Change in net unrealized appreciation (depreciation) on investment securities		466,839
Net gain (loss)		398,918
Net increase (decrease) in net assets resulting from operations		$ 477,524

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 78,606	$ 90,776
Net realized gain (loss)	(67,921)	(1,128,890)
Change in net unrealized appreciation (depreciation)	466,839	(1,858,546)
Net increase (decrease) in net assets resulting from operations	477,524	(2,896,660)
Distributions to shareholders from net investment income	-	(93,151)
Share transactions - net increase (decrease)	644,301	4,068,496
Total increase (decrease) in net assets	1,121,825	1,078,685

Net Assets
Beginning of period	8,222,643	7,143,958
End of period (including undistributed net investment income of $78,606 and $0, respectively)	$ 9,344,468	$ 8,222,643

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007 E

Selected Per-Share Data
Net asset value, beginning of period	$ 5.91	$ 9.23	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.10	.07
Net realized and unrealized gain (loss)	.08	(3.35)	(.78)
Total from investment operations	.13	(3.25)	(.71)
Distributions from net investment income	-	(.07)	(.06)
Net asset value, end of period	$ 6.04	$ 5.91	$ 9.23
Total Return B, C	2.20%	(35.14)%	(7.07)%
Ratios to Average Net Assets F
Expenses before reductions	.90% A	.90%	.90% A
Expenses net of fee waivers, if any	.90% A	.90%	.90% A
Expenses net of all reductions	.90% A	.90%	.90% A
Net investment income (loss)	1.74% A	1.30%	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,629	$ 4,384	$ 3,223
Portfolio turnover rate	76% A	85%	69% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 26, 2007 (commencement of operations) to December 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007 E

Selected Per-Share Data
Net asset value, beginning of period	$ 5.91	$ 9.23	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.09	.06
Net realized and unrealized gain (loss)	.09	(3.35)	(.78)
Total from investment operations	.13	(3.26)	(.72)
Distributions from net investment income	-	(.06)	(.05)
Net asset value, end of period	$ 6.04	$ 5.91	$ 9.23
Total Return B, C	2.20%	(35.26)%	(7.16)%
Ratios to Average Net Assets F
Expenses before reductions	1.05% A	1.05%	1.05% A
Expenses net of fee waivers, if any	1.05% A	1.05%	1.05% A
Expenses net of all reductions	1.05% A	1.05%	1.05% A
Net investment income (loss)	1.59% A	1.15%	.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,715	$ 3,839	$ 3,921
Portfolio turnover rate	76% A	85%	69% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 26, 2007 (commencement of operations) to December 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

Fidelity Strategic Advisers Mid Cap Value Portfolio (the Fund) is a fund of Fidelity Rutland Square Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred.

Effective the close of business on April 30, 2009, the Fund was closed to most new accounts. In its June 2009 meeting, the Board of Trustees of the Fund authorized management to effect the liquidation and distribution of the Fund's assets, subject to receipt of all necessary shareholder and/or regulatory approvals. The Fund's liquidation and distribution will be deferred until such approvals have been obtained which could take as long as a year or more. Shareholders can exchange their shares into other funds within the Fidelity Investments Life Insurance Company (FILI) annuity or the Empire Fidelity Investments Life Insurance Company annuity, as the case may be, or remain in the fund until the Liquidation Date. Under the plan, the assets that remain in the Fund will be liquidated and the proceeds will be invested in the VIP Money Market Portfolio as soon as practicable after the Liquidation Date.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 511,192
Unrealized depreciation	(2,568,196)
Net unrealized appreciation (depreciation)	$ (2,057,004)
Cost for federal income tax purposes	$ 11,419,961

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,336,638 and $3,427,272, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of .80% of the Fund's average net assets. In addition, under an expense contract, Strategic Advisers pays certain expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), until June 30, 2010, so that total expenses do not exceed .90% and 1.05% of Initial Class' and Investor Class' average net assets, respectively. For the period ended June 30, 2009, the Fund only accrued management fees, accounting fees, Investor Class transfer agent fees and a portion of Trustees' compensation. The Fund did not accrue Initial Class transfer agent fees, custody fees, audit fees, legal fees and other miscellaneous expenses during the period.

Sub-Adviser. J.P. Morgan Investment Management, Inc. (JPMIM) serves as sub-adviser for the Fund. JPMIM provides discretionary investment advisory services to the Fund and is paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .07% and .15% of average net assets for the Initial Class and Investor Class, respectively. Under the expense contract, the Initial Class and Investor Class paid transfer agent fees at the annual rate

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

of .00% and .15%, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Initial Class	$ -	.00
Investor Class	3,329.15
	$ 3,329

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ -	$ 52,876
Investor Class	-	40,275
Total	$ -	$ 93,151

6. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	406,277	560,145	$ 2,206,015	$ 3,677,310
Reinvestment of distributions	-	9,386	-	52,876
Shares redeemed	(382,578)	(176,398)	(2,183,231)	(1,295,054)
Net increase (decrease)	23,699	393,133	$ 22,784	$ 2,435,132
Investor Class
Shares sold	320,614	474,748	$ 1,691,287	$ 3,644,242
Reinvestment of distributions	-	7,137	-	40,275
Shares redeemed	(189,940)	(256,705)	(1,069,770)	(2,051,153)
Net increase (decrease)	130,674	225,180	$ 621,517	$ 1,633,364

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Advisers Mid Cap Value Portfolio

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract and sub-advisory agreement (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly four times per year and considers at each of its meetings factors that it believes are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through committees.

At its April 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, but not limited to, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services and the profits, if any, to be realized by Strategic Advisers, Inc. (Strategic Advisers) and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

The Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Strategic Advisers under the management contract is consistent with Strategic Advisers' fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Strategic Advisers, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Strategic Advisers.

In its deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, and the sub-adviser, J.P. Morgan Investment Management, Inc (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that the Investment Advisers' analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds. Because the fund had been in existence less than three calendar years, for the fund the following table, which reflects information considered by the Board, shows, for the one-year period ended September 30, 2008, the fund's total return, the total return of a broad-based securities market index ("benchmark"), and how the fund's total returns ranked relative to a peer group of mutual funds identified by the fund's sub-adviser as having an investment objective similar to that of the fund.

Fund-specific performance results reviewed by the Board are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Strategic Advisers Mid Cap Value Portfolio

Total Return % for the One-Year Period Ended September 30, 2008 vs. Russell Midcap Value Index and Lipper Variable Annuity Mid Cap Value Peer Group

Total Returns	1 YEAR
Fidelity Strategic Advisers Mid-Cap Value Portfolio - Investor Class	-20.08%
Russell Midcap Value Index	-20.50%
Lipper Variable Annuity Mid Cap Value Peer Group Percentile - Investor Class*	23
* Different share classes may have different rankings.

The Board reviewed the relative investment performance of the Mid Cap Value Portfolio's Investor share class against the Lipper Variable Annuity Mid Cap Value peer group and observed that the Investor Class out-performed 77% of its peers for the one-year period. The Board also observed that the investment performance of the Investor Class was higher than the fund's benchmark, the Russell Midcap Value Index, for the one-year period shown. The Board considered that, given the fund's relatively recent commencement of operations, a more comprehensive analysis of the fund's performance will be possible after the fund has completed an additional year of operations.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid by shareholders to the Investment Advisers in reviewing the Advisory Contracts. The Board considered information comparing the management fee and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also considered the expense contract currently in effect between the fund and Strategic Advisers, which limits the total annual operating expenses (excluding interest, taxes, brokerage commissions and certain other expenses) for the fund's Investor Class to 1.05%.

The Board noted that the fund's management fee and total expenses were each compared against a Lipper fund universe. The fund was initially compared against other funds within Lipper's Variable Insurance Products universe that had been assigned the same investment objective as the fund by Lipper (Lipper Peer Group). Strategic Advisers then divided the Lipper Peer Group into three smaller groups based upon Lipper's reported fund average net assets in order to create a relative Asset-Size Peer Group (ASPG). The fund's ASPG consisted of the smallest one-third of the funds listed in the fund's Lipper Peer Group.

The Board noted that the fund's management fee was equal to the median of its Lipper Peer Group. The Board also noted that the fund's management fee was below the median of its respective ASPG within the Lipper Peer Group.

The Board further noted that the fund's total expenses were compared to all classes of competitive funds in the fund's Lipper Peer Group. Because all of the funds in the Lipper Peer Group are Variable Insurance Products, a comparison of load types between the fund and its Lipper Peer Group was not relevant because the fund has different distribution channels than the funds included in the Lipper Peer Group. The Board noted that the total expenses of the fund's Initial share class were below the median of its respective Lipper Peer Group.

Based on its review, the Board concluded that the fund's management fee and total expenses (giving effect to the fund's expense contract with Strategic Advisers) were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates attributable to the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Strategic Advisers presented information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. Strategic Advisers noted that it employs the same corporate reporting of revenues and expenses as those used by the Fidelity Group of Funds.

The Board concluded that the costs of the services provided by and the profits realized by Strategic Advisers and its affiliates in connection with the operation of the fund were not relevant to the renewal of the fund's Advisory Contracts because the fund has not generated sufficient revenue to cover the fund's expenses.

Potential Fall-Out Benefits. The Board considered information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any. The Board considered the receipt of these benefits in light of Strategic Advisers' and its affiliates' profitability and other considerations described above. The Board noted that Strategic Advisers did not calculate potential fall-out benefit revenue because Strategic Advisers did not believe that the management of the fund had resulted in significant quantifiable fall-out benefits to the businesses of Strategic Advisers and its affiliates.

Semiannual Report

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the fund. The Board considered that the fund's sub-advisory contract provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to Strategic Advisers. The Board also reviewed the fund's expense contract with Strategic Advisers, which limits the total annual operating expenses (excluding interest, taxes, brokerage commissions and certain other expenses) of the fund's Investor Class to 1.05%. The Board noted that the fund has not generated sufficient revenue to cover its expenses because the fund is priced at a level that assumes it will eventually have greater assets and, thus, greater revenue. The Board noted that as fund assets increase, it will continue to monitor whether management fee breakpoints are appropriate.

Conclusion. Based on its evaluation of all of the considerations noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

J.P. Morgan Investment Management Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

FILI-MCV-SANN-0809
1.851991.102

Fidelity® Strategic Advisers®
Small Cap Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.95%
Actual		$ 1,000.00	$ 1,130.00	$ 5.02
Hypothetical A		$ 1,000.00	$ 1,020.08	$ 4.76
Investor Class	1.10%
Actual		$ 1,000.00	$ 1,130.00	$ 5.81
Hypothetical A		$ 1,000.00	$ 1,019.34	$ 5.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
TIBCO Software, Inc.	0.5	0.3
MSCI, Inc. Class A	0.5	0.0
Savient Pharmaceuticals, Inc.	0.4	0.1
NuVasive, Inc.	0.4	0.0
Gardner Denver, Inc.	0.4	0.3
CommScope, Inc.	0.4	0.2
Skyworks Solutions, Inc.	0.4	0.2
Phillips-Van Heusen Corp.	0.4	0.2
AK Steel Holding Corp.	0.4	0.2
3Com Corp.	0.4	0.1
	4.2
Top Five Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.3	21.3
Industrials	18.3	21.2
Consumer Discretionary	16.5	16.5
Financials	14.7	15.9
Health Care	10.7	7.5
Asset Allocation (% of fund's net assets)
As of June 30, 2009*		As of December 31, 2008**
	Stocks 99.1%		Stocks 99.1%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 0.9%
* Foreign investments	4.0%	** Foreign investments	3.8%

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 0.9%
ArvinMeritor, Inc.	740	$ 3,249
Autoliv, Inc.	520	14,960
Cooper Tire & Rubber Co.	4,290	42,557
Drew Industries, Inc. (a)	320	3,894
Exide Technologies (a)	2,420	9,027
Federal-Mogul Corp. Class A (a)	50	473
Fuel Systems Solutions, Inc. (a)	260	5,249
Gentex Corp.	110	1,276
Modine Manufacturing Co.	560	2,688
Stoneridge, Inc. (a)	1,200	5,760
Superior Industries International, Inc.	400	5,640
Tenneco, Inc. (a)	1,600	16,960
TRW Automotive Holdings Corp. (a)	4,400	49,720
WABCO Holdings, Inc.	3,170	56,109
		217,562
Automobiles - 0.2%
Thor Industries, Inc.	2,090	38,393
Winnebago Industries, Inc.	620	4,607
		43,000
Distributors - 0.0%
Core-Mark Holding Co., Inc. (a)	230	5,994
Diversified Consumer Services - 0.6%
Capella Education Co. (a)	200	11,990
Career Education Corp. (a)	360	8,960
Corinthian Colleges, Inc. (a)	980	16,591
Hillenbrand, Inc.	310	5,158
Lincoln Educational Services Corp. (a)	210	4,395
Noah Education Holdings Ltd. ADR	420	1,630
Regis Corp.	3,030	52,752
Service Corp. International	770	4,220
Steiner Leisure Ltd. (a)	858	26,195
Stewart Enterprises, Inc. Class A	3,400	16,388
		148,279
Hotels, Restaurants & Leisure - 2.7%
AFC Enterprises, Inc. (a)	80	540
Ameristar Casinos, Inc.	630	11,989
Bally Technologies, Inc. (a)	1,820	54,454
BJ's Restaurants, Inc. (a)	620	10,459
Bob Evans Farms, Inc.	2,380	68,401
Boyd Gaming Corp.	5,094	43,299
Brinker International, Inc.	2,400	40,872
Buffalo Wild Wings, Inc. (a)	260	8,455
Burger King Holdings, Inc.	200	3,454
California Pizza Kitchen, Inc. (a)	1,070	14,220
CEC Entertainment, Inc. (a)	1,264	37,263
Churchill Downs, Inc.	90	3,029
CKE Restaurants, Inc.	1,690	14,331
Cracker Barrel Old Country Store, Inc.	1,190	33,201
Denny's Corp. (a)	5,400	11,610
DineEquity, Inc.	260	8,109

	Shares	Value
Dover Downs Gaming & Entertainment, Inc.	40	$ 186
Gaylord Entertainment Co. (a)	100	1,271
International Speedway Corp. Class A	460	11,781
Interval Leisure Group, Inc. (a)	525	4,893
Isle of Capri Casinos, Inc. (a)	510	6,793
Jack in the Box, Inc. (a)	534	11,988
Krispy Kreme Doughnuts, Inc. (a)	1,160	3,480
Life Time Fitness, Inc. (a)	500	10,005
Marcus Corp.	400	4,208
O'Charleys, Inc.	140	1,295
Orient Express Hotels Ltd. Class A	1,330	11,292
Panera Bread Co. Class A (a)	90	4,487
Papa John's International, Inc. (a)	835	20,700
Pinnacle Entertainment, Inc. (a)	1,450	13,471
Red Robin Gourmet Burgers, Inc. (a)	1,140	21,375
Ruby Tuesday, Inc. (a)	2,140	14,252
Shuffle Master, Inc. (a)	630	4,164
Sonic Corp. (a)	130	1,304
Speedway Motorsports, Inc.	1,200	16,512
Texas Roadhouse, Inc. Class A (a)	1,030	11,237
The Steak n Shake Co. (a)	900	7,866
Town Sports International Holdings, Inc. (a)	180	675
Vail Resorts, Inc. (a)	1,100	29,502
WMS Industries, Inc. (a)	1,390	43,799
Wyndham Worldwide Corp.	2,720	32,966
		653,188
Household Durables - 1.5%
American Greetings Corp. Class A	4,590	53,611
Blyth, Inc.	897	29,413
Brookfield Homes Corp.	60	240
Centex Corp.	260	2,200
CSS Industries, Inc.	380	7,744
Ethan Allen Interiors, Inc.	470	4,869
Furniture Brands International, Inc.	1,810	5,484
Harman International Industries, Inc.	1,940	36,472
Helen of Troy Ltd. (a)	1,180	19,812
Hooker Furniture Corp.	260	2,985
Jarden Corp. (a)	2,400	45,000
La-Z-Boy, Inc.	2,540	11,989
Lennar Corp. Class A	1,330	12,888
M/I Homes, Inc.	260	2,545
Meritage Homes Corp. (a)	1,260	23,764
National Presto Industries, Inc.	216	16,438
Palm Harbor Homes, Inc. (a)	200	430
Ryland Group, Inc.	1,130	18,939
Sealy Corp., Inc. (a)	1,290	2,528
Tempur-Pedic International, Inc.	1,456	19,030
Tupperware Brands Corp.	1,370	35,647
		352,028
Internet & Catalog Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)	570	1,094
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Bidz.com, Inc. (a)	110	$ 310
Blue Nile, Inc. (a)	660	28,373
Gaiam, Inc. Class A (a)	220	1,203
HSN, Inc. (a)	1,121	11,849
Liberty Media Corp. Interactive Series A (a)	140	701
Netflix, Inc. (a)	1,180	48,781
NutriSystem, Inc.	1,616	23,432
Orbitz Worldwide, Inc. (a)	240	456
Overstock.com, Inc. (a)	880	10,525
PetMed Express, Inc. (a)	630	9,469
Shutterfly, Inc. (a)	820	11,439
Stamps.com, Inc. (a)	1,180	10,006
Ticketmaster Entertainment, Inc. (a)	1,786	11,466
		169,104
Leisure Equipment & Products - 0.5%
Brunswick Corp.	5,910	25,531
Callaway Golf Co.	3,790	19,215
Hasbro, Inc.	130	3,151
JAKKS Pacific, Inc. (a)	1,740	22,324
Leapfrog Enterprises, Inc. Class A (a)	2,070	4,740
Polaris Industries, Inc.	1,250	40,150
RC2 Corp. (a)	420	5,557
Smith & Wesson Holding Corp. (a)	1,340	7,611
		128,279
Media - 1.0%
Arbitron, Inc.	320	5,085
Belo Corp. Series A	3,590	6,426
Central European Media Enterprises Ltd. Class A (a)	150	2,954
CKX, Inc. (a)	50	355
Clear Channel Outdoor Holding, Inc. Class A (a)	140	742
CTC Media, Inc. (a)	160	1,891
E.W. Scripps Co. Class A	1,570	3,281
Entercom Communications Corp. Class A	170	260
Entravision Communication Corp. Class A (a)	3,880	1,862
Gannett Co., Inc.	520	1,856
Global Sources Ltd.	1,703	12,279
Harte-Hanks, Inc.	1,599	14,791
Journal Communications, Inc. Class A	420	441
Knology, Inc. (a)	160	1,381
Liberty Media Corp. Capital Series A (a)	890	12,068
Live Nation, Inc. (a)	1,250	6,075
Mediacom Communications Corp. Class A (a)	1,330	6,796
Meredith Corp.	2,680	68,474
National CineMedia, Inc.	720	9,907
Scholastic Corp.	2,540	50,267
Sinclair Broadcast Group, Inc. Class A	3,280	6,363

	Shares	Value
The McClatchy Co. Class A	1,750	$ 875
Warner Music Group Corp. (a)	2,130	12,461
		226,890
Multiline Retail - 0.6%
99 Cents Only Stores (a)	230	3,123
Big Lots, Inc. (a)	1,910	40,167
Dillard's, Inc. Class A	6,060	55,752
Fred's, Inc. Class A	3,050	38,430
		137,472
Specialty Retail - 5.6%
Aarons, Inc.	30	895
Advance Auto Parts, Inc.	90	3,734
Aeropostale, Inc. (a)	1,950	66,827
America's Car Mart, Inc. (a)	350	7,175
AnnTaylor Stores Corp. (a)	5,300	42,294
Asbury Automotive Group, Inc.	2,716	27,812
AutoNation, Inc. (a)	30	521
Barnes & Noble, Inc.	1,670	34,452
bebe Stores, Inc.	990	6,811
Big 5 Sporting Goods Corp.	82	907
Blockbuster, Inc. Class A (a)	820	541
Books-A-Million, Inc.	80	569
Borders Group, Inc. (a)	980	3,606
Brown Shoe Co., Inc.	4,360	31,566
Cabela's, Inc. Class A (a)	1,769	21,759
Charlotte Russe Holding, Inc. (a)	1,180	15,198
Charming Shoppes, Inc. (a)	3,830	14,248
Christopher & Banks Corp.	1,490	9,998
Citi Trends, Inc. (a)	1,450	37,526
Collective Brands, Inc. (a)	2,380	34,677
Conn's, Inc. (a)	820	10,250
Dress Barn, Inc. (a)	4,410	63,063
Finish Line, Inc. Class A	2,990	22,186
Foot Locker, Inc.	2,510	26,280
Genesco, Inc. (a)	1,631	30,614
Group 1 Automotive, Inc.	1,840	47,877
Guess?, Inc.	310	7,992
Gymboree Corp. (a)	1,054	37,396
Haverty Furniture Companies, Inc.	150	1,373
hhgregg, Inc. (a)	560	8,490
Hot Topic, Inc. (a)	1,300	9,503
Jo-Ann Stores, Inc. (a)	1,176	24,308
Jos. A. Bank Clothiers, Inc. (a)	170	5,858
Office Depot, Inc. (a)	10,270	46,831
OfficeMax, Inc.	180	1,130
Pacific Sunwear of California, Inc. (a)	2,160	7,279
Penske Auto Group, Inc.	2,240	37,274
RadioShack Corp.	430	6,003
Rent-A-Center, Inc. (a)	2,910	51,885
Sally Beauty Holdings, Inc. (a)	4,823	30,674
Signet Jewelers Ltd.	330	6,871
Sonic Automotive, Inc. Class A (sub. vtg.)	1,000	10,160
Stage Stores, Inc.	3,630	40,293
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Systemax, Inc. (a)	1,676	$ 19,961
Talbots, Inc.	2,960	15,984
The Buckle, Inc.	2,040	64,811
The Cato Corp. Class A (sub. vtg.)	650	11,336
The Children's Place Retail Stores, Inc. (a)	2,430	64,225
The Men's Wearhouse, Inc.	4,061	77,890
The Pep Boys - Manny, Moe & Jack	2,180	22,105
Tractor Supply Co. (a)	1,261	52,105
Wet Seal, Inc. Class A (a)	7,280	22,350
Williams-Sonoma, Inc.	6,251	74,199
Zale Corp. (a)	20	69
Zumiez, Inc. (a)	730	5,847
		1,325,588
Textiles, Apparel & Luxury Goods - 2.2%
American Apparel, Inc. (a)	680	2,475
Carter's, Inc. (a)	1,872	46,070
Fossil, Inc. (a)	1,565	37,685
Iconix Brand Group, Inc. (a)	400	6,152
Jones Apparel Group, Inc.	4,260	45,710
K-Swiss, Inc. Class A	340	2,890
Liz Claiborne, Inc.	10,420	30,010
Maidenform Brands, Inc. (a)	820	9,405
Movado Group, Inc.	520	5,481
Oxford Industries, Inc.	1,029	11,988
Perry Ellis International, Inc. (a)	920	6,698
Phillips-Van Heusen Corp.	2,980	85,496
Quiksilver, Inc. (a)	10,746	19,880
Steven Madden Ltd. (a)	605	15,397
Timberland Co. Class A (a)	3,326	44,136
Unifi, Inc. (a)	1,860	2,641
Unifirst Corp.	420	15,611
Volcom, Inc. (a)	500	6,250
Warnaco Group, Inc. (a)	2,330	75,492
Wolverine World Wide, Inc.	2,020	44,561
		514,028
TOTAL CONSUMER DISCRETIONARY		3,921,412
CONSUMER STAPLES - 2.7%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	170	5,030
Central European Distribution Corp. (a)	550	14,614
		19,644
Food & Staples Retailing - 0.5%
Andersons, Inc.	382	11,437
Casey's General Stores, Inc.	1,210	31,085
Ingles Markets, Inc. Class A	240	3,658
Nash-Finch Co.	370	10,012
Pricesmart, Inc.	270	4,523
Ruddick Corp.	160	3,749

	Shares	Value
Spartan Stores, Inc.	200	$ 2,482
SUPERVALU, Inc.	50	648
The Pantry, Inc. (a)	2,016	33,466
United Natural Foods, Inc. (a)	40	1,050
Weis Markets, Inc.	245	8,212
Whole Foods Market, Inc.	40	759
Winn-Dixie Stores, Inc. (a)	710	8,903
		119,984
Food Products - 0.9%
Bunge Ltd.	60	3,615
Chiquita Brands International, Inc. (a)	2,940	30,164
ConAgra Foods, Inc.	10	191
Darling International, Inc. (a)	6,640	43,824
Del Monte Foods Co.	1,230	11,537
Diamond Foods, Inc.	320	8,928
Fresh Del Monte Produce, Inc. (a)	1,240	20,162
J&J Snack Foods Corp.	240	8,616
Lancaster Colony Corp.	290	12,780
Omega Protein Corp. (a)	990	4,019
Ralcorp Holdings, Inc. (a)	560	34,115
Sanderson Farms, Inc.	100	4,500
Smart Balance, Inc. (a)	130	885
Smithfield Foods, Inc. (a)	710	9,919
The J.M. Smucker Co.	50	2,433
TreeHouse Foods, Inc. (a)	880	25,318
		221,006
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	3,557	35,036
WD-40 Co.	380	11,020
		46,056
Personal Products - 0.8%
American Oriental Bioengineering, Inc. (a)	3,170	16,769
Bare Escentuals, Inc. (a)	1,077	9,553
Chattem, Inc. (a)	100	6,810
Elizabeth Arden, Inc. (a)	880	7,682
Herbalife Ltd.	2,350	74,119
Inter Parfums, Inc.	1,070	7,854
NBTY, Inc. (a)	1,690	47,523
Nu Skin Enterprises, Inc. Class A	926	14,168
Prestige Brands Holdings, Inc. (a)	1,810	11,132
		195,610
Tobacco - 0.2%
Alliance One International, Inc. (a)	230	874
Universal Corp.	1,301	43,076
		43,950
TOTAL CONSUMER STAPLES		646,250
Common Stocks - continued
	Shares	Value
ENERGY - 5.8%
Energy Equipment & Services - 3.8%
Allis-Chalmers Energy, Inc. (a)	1,380	$ 3,188
Basic Energy Services, Inc. (a)	1,820	12,431
Bristow Group, Inc. (a)	390	11,556
Bronco Drilling Co., Inc. (a)	700	2,996
Cal Dive International, Inc. (a)	580	5,005
Complete Production Services, Inc. (a)	4,200	26,712
Dawson Geophysical Co. (a)	389	11,612
Dresser-Rand Group, Inc. (a)	720	18,792
Dril-Quip, Inc. (a)	1,600	60,960
ENGlobal Corp. (a)	1,050	5,166
Exterran Holdings, Inc. (a)	3,120	50,045
Forbes Energy Services Ltd. (a)	2,300	2,274
Global Industries Ltd. (a)	5,380	30,451
Gulf Island Fabrication, Inc.	1,150	18,205
Gulfmark Offshore, Inc. (a)	1,568	43,277
Helix Energy Solutions Group, Inc. (a)	5,690	61,850
Helmerich & Payne, Inc.	110	3,396
Hercules Offshore, Inc. (a)	360	1,429
Hornbeck Offshore Services, Inc. (a)	360	7,700
Key Energy Services, Inc. (a)	8,366	48,188
Lufkin Industries, Inc.	60	2,523
Matrix Service Co. (a)	1,669	19,160
NATCO Group, Inc. Class A (a)	700	23,044
Natural Gas Services Group, Inc. (a)	430	5,719
Newpark Resources, Inc. (a)	4,270	12,170
North American Energy Partners, Inc. (a)	530	3,228
Oceaneering International, Inc. (a)	90	4,068
Oil States International, Inc. (a)	2,850	68,999
Parker Drilling Co. (a)	7,690	33,375
Patterson-UTI Energy, Inc.	1,170	15,046
Pioneer Drilling Co. (a)	1,760	8,430
Precision Drilling Trust	6,717	32,283
RPC, Inc.	440	3,674
SEACOR Holdings, Inc. (a)	945	71,102
Superior Energy Services, Inc. (a)	2,820	48,701
T-3 Energy Services, Inc. (a)	942	11,219
TETRA Technologies, Inc. (a)	5,580	44,417
Tidewater, Inc.	343	14,704
Union Drilling, Inc. (a)	790	5,230
Unit Corp. (a)	730	20,126
Willbros Group, Inc. (a)	2,961	37,042
		909,493
Oil, Gas & Consumable Fuels - 2.0%
Abraxas Petroleum Corp. (a)	320	304
Arena Resources, Inc. (a)	20	637
Atlas America, Inc.	110	1,966
ATP Oil & Gas Corp. (a)	2,150	14,964
Berry Petroleum Co. Class A	1,840	34,206
Bill Barrett Corp. (a)	140	3,844
Brigham Exploration Co. (a)	1,550	5,410
Callon Petroleum Co. (a)	220	436

	Shares	Value
Cimarex Energy Co.	610	$ 17,287
Clean Energy Fuels Corp. (a)	560	4,822
Comstock Resources, Inc. (a)	390	12,890
Contango Oil & Gas Co. (a)	320	13,597
Crosstex Energy, Inc.	1,230	5,117
CVR Energy, Inc. (a)	3,666	26,872
Delek US Holdings, Inc.	2,040	17,299
Denbury Resources, Inc. (a)	1,000	14,730
Encore Acquisition Co. (a)	467	14,407
Frontier Oil Corp.	1,539	20,176
Gasco Energy, Inc. (a)	2,330	652
General Maritime Corp.	780	7,714
Georesources, Inc. (a)	220	2,244
Holly Corp.	600	10,788
International Coal Group, Inc. (a)	1,500	4,290
James River Coal Co. (a)	310	4,690
Knightsbridge Tankers Ltd.	696	9,493
Mariner Energy, Inc. (a)	3,170	37,248
Markwest Energy Partners LP	200	3,640
McMoRan Exploration Co. (a)	150	894
Meridian Resource Corp. (a)	300	105
Nordic American Tanker Shipping Ltd.	80	2,546
Oilsands Quest, Inc. (a)	550	528
Penn Virginia Corp.	650	10,641
Petroquest Energy, Inc. (a)	70	258
Rentech, Inc. (a)	10	6
Rosetta Resources, Inc. (a)	3,480	30,450
Southern Union Co.	40	736
St. Mary Land & Exploration Co.	150	3,131
Stone Energy Corp. (a)	853	6,329
Swift Energy Co. (a)	690	11,489
Teekay Corp.	390	8,202
Teekay Tankers Ltd.	420	3,902
Tesoro Corp.	907	11,546
USEC, Inc. (a)	4,410	23,461
Vaalco Energy, Inc. (a)	4,210	17,808
W&T Offshore, Inc.	1,310	12,759
Western Refining, Inc. (a)	3,507	24,759
Westmoreland Coal Co. (a)	80	648
Whiting Petroleum Corp. (a)	190	6,680
World Fuel Services Corp.	130	5,360
		471,961
TOTAL ENERGY		1,381,454
FINANCIALS - 14.7%
Capital Markets - 1.4%
Allied Capital Corp.	2,400	8,352
BGC Partners, Inc. Class A	70	265
Cohen & Steers, Inc.	790	11,811
Eaton Vance Corp. (non-vtg.)	90	2,408
Evercore Partners, Inc. Class A	330	6,481
GAMCO Investors, Inc. Class A	270	13,095
GFI Group, Inc.	2,187	14,740
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Greenhill & Co., Inc.	150	$ 10,832
Investment Technology Group, Inc. (a)	680	13,865
Janus Capital Group, Inc.	2,140	24,396
KBW, Inc. (a)	260	7,478
Knight Capital Group, Inc. Class A (a)	2,541	43,324
LaBranche & Co., Inc. (a)	5,713	24,566
MF Global Ltd. (a)	3,825	22,682
NGP Capital Resources Co.	100	587
Penson Worldwide, Inc. (a)	1,387	12,414
Piper Jaffray Companies (a)	200	8,734
Prospect Capital Corp.	800	7,360
Sanders Morris Harris Group, Inc.	160	880
Stifel Financial Corp. (a)	395	18,996
SWS Group, Inc.	1,860	25,984
Thomas Weisel Partners Group, Inc. (a)	140	843
TradeStation Group, Inc. (a)	430	3,638
U.S. Global Investments, Inc. Class A	30	278
Virtus Investment Partners, Inc. (a)	134	1,968
W.P. Carey & Co. LLC	20	500
Waddell & Reed Financial, Inc. Class A	1,400	36,918
		323,395
Commercial Banks - 2.0%
1st Source Corp.	20	345
Amcore Financial, Inc.	50	41
BancFirst Corp.	90	3,112
Boston Private Financial Holdings, Inc.	1,030	4,614
CapitalSource, Inc.	6,140	29,963
Capitol Bancorp Ltd.	40	106
Cathay General Bancorp	1,020	9,700
Central Pacific Financial Corp.	1,870	7,013
Chemical Financial Corp.	310	6,172
City Holding Co.	780	23,681
CoBiz, Inc.	290	1,859
Columbia Banking Systems, Inc.	350	3,581
Community Bank System, Inc.	970	14,123
Community Trust Bancorp, Inc.	420	11,235
East West Bancorp, Inc.	2,170	14,083
Encore Bancshares, Inc. (a)	200	1,450
First Bancorp, Puerto Rico	340	1,343
First Citizen Bancshares, Inc.	10	1,337
First Community Bancshares, Inc.	190	2,440
First Financial Bancorp, Ohio	320	2,406
First Financial Bankshares, Inc.	50	2,518
First Financial Corp., Indiana	10	316
First Merchants Corp.	630	5,059
First Midwest Bancorp, Inc., Delaware	950	6,945
FirstMerit Corp.	806	13,686
FNB Corp., Pennsylvania	280	1,733
Frontier Financial Corp., Washington	960	1,162
Glacier Bancorp, Inc.	390	5,760
Green Bankshares, Inc.	221	990

	Shares	Value
Guaranty Bancorp (a)	340	$ 649
Hancock Holding Co.	60	1,949
Hanmi Financial Corp.	190	333
IBERIABANK Corp.	1,100	43,351
Independent Bank Corp., Massachusetts	130	2,561
International Bancshares Corp.	740	7,629
MainSource Financial Group, Inc.	350	2,597
MB Financial, Inc.	380	3,872
National Penn Bancshares, Inc.	2,250	10,373
NBT Bancorp, Inc.	210	4,559
Old National Bancorp, Indiana	1,240	12,177
Old Second Bancorp, Inc.	10	59
Oriental Financial Group, Inc.	746	7,236
Pacific Capital Bancorp	3,290	7,041
PacWest Bancorp	1,300	17,108
Park National Corp.	30	1,694
Popular, Inc.	6,080	13,376
Prosperity Bancshares, Inc.	300	8,949
Renasant Corp.	160	2,403
Republic Bancorp, Inc., Kentucky Class A	280	6,325
Sandy Spring Bancorp, Inc.	290	4,263
Santander Bancorp	180	1,253
Signature Bank, New York (a)	140	3,797
Simmons First National Corp. Class A	280	7,482
South Financial Group, Inc.	660	785
Southside Bancshares, Inc.	271	6,198
Sterling Bancorp, New York	1,060	8,851
Sterling Bancshares, Inc.	390	2,469
Susquehanna Bancshares, Inc., Pennsylvania	1,820	8,900
TCF Financial Corp.	200	2,674
Tompkins Financial Corp.	240	11,508
TowneBank	210	2,940
Trustmark Corp.	380	7,342
UMB Financial Corp.	280	10,643
Umpqua Holdings Corp.	1,180	9,157
United Bankshares, Inc., West Virginia	290	5,667
United Community Banks, Inc., Georgia	1,173	7,026
Webster Financial Corp.	120	966
WesBanco, Inc.	430	6,252
West Coast Bancorp, Oregon	110	224
Westamerica Bancorp.	340	16,867
Western Alliance Bancorp. (a)	590	4,036
Whitney Holding Corp.	840	7,694
Wintrust Financial Corp.	600	9,648
Zions Bancorp	310	3,584
		481,240
Consumer Finance - 0.9%
Advance America Cash Advance Centers, Inc.	200	886
Advanta Corp. Class B	1,000	420
AmeriCredit Corp. (a)	5,110	69,241
Cash America International, Inc.	2,453	57,376
Discover Financial Services	1,320	13,556
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Dollar Financial Corp. (a)	640	$ 8,826
EZCORP, Inc. (non-vtg.) Class A (a)	520	5,606
First Cash Financial Services, Inc. (a)	703	12,317
First Marblehead Corp. (a)	750	1,515
Nelnet, Inc. Class A (a)	840	11,416
Student Loan Corp.	180	6,696
World Acceptance Corp. (a)	1,860	37,033
		224,888
Diversified Financial Services - 1.0%
CIT Group, Inc.	8,120	17,458
Encore Capital Group, Inc. (a)	395	5,234
Financial Federal Corp.	770	15,824
Life Partners Holdings, Inc.	470	6,665
MarketAxess Holdings, Inc. (a)	460	4,384
MSCI, Inc. Class A (a)	4,400	107,536
NewStar Financial, Inc. (a)	90	172
PHH Corp. (a)	3,340	60,721
PICO Holdings, Inc. (a)	200	5,740
Portfolio Recovery Associates, Inc. (a)	140	5,422
Teton Advisors, Inc. (a)	3	1
		229,157
Insurance - 4.9%
Allied World Assurance Co. Holdings Ltd.	889	36,298
American Equity Investment Life Holding Co.	3,682	20,546
American Financial Group, Inc.	340	7,337
American National Insurance Co.	50	3,779
American Physicians Capital, Inc.	506	19,815
Amerisafe, Inc. (a)	1,861	28,957
Amtrust Financial Services, Inc.	2,345	26,733
Argo Group International Holdings, Ltd. (a)	80	2,258
Aspen Insurance Holdings Ltd.	2,610	58,307
Assurant, Inc.	580	13,972
Assured Guaranty Ltd.	2,968	36,744
Cincinnati Financial Corp.	90	2,012
CNA Financial Corp.	500	7,735
CNA Surety Corp. (a)	1,662	22,420
Conseco, Inc. (a)	8,500	20,145
Crawford & Co. Class B (a)	140	672
Delphi Financial Group, Inc. Class A	2,840	55,181
eHealth, Inc. (a)	110	1,943
EMC Insurance Group	30	624
Employers Holdings, Inc.	1,350	18,293
Endurance Specialty Holdings Ltd.	1,257	36,830
FBL Financial Group, Inc. Class A	850	7,021
Fidelity National Financial, Inc. Class A	50	677
First Mercury Financial Corp.	300	4,131
FPIC Insurance Group, Inc. (a)	543	16,627

	Shares	Value
Genworth Financial, Inc. Class A (non-vtg.)	70	$ 489
Greenlight Capital Re, Ltd. (a)	120	2,077
Hallmark Financial Services, Inc. (a)	190	1,359
Hanover Insurance Group, Inc.	800	30,488
Harleysville Group, Inc.	390	11,006
Hilltop Holdings, Inc. (a)	250	2,968
Horace Mann Educators Corp.	2,250	22,433
Infinity Property & Casualty Corp.	859	31,319
IPC Holdings Ltd.	1,860	50,852
Lincoln National Corp.	380	6,540
Maiden Holdings Ltd.	130	853
Max Capital Group Ltd.	3,950	72,917
Meadowbrook Insurance Group, Inc.	1,065	6,954
Mercury General Corp.	130	4,346
Montpelier Re Holdings Ltd.	760	10,100
National Financial Partners Corp.	620	4,538
National Interstate Corp.	290	4,402
National Western Life Insurance Co. Class A	10	1,168
Navigators Group, Inc. (a)	420	18,661
OdysseyRe Holdings Corp.	517	20,670
Old Republic International Corp.	500	4,925
OneBeacon Insurance Group Ltd.	1,330	15,548
Phoenix Companies, Inc.	2,090	3,490
Platinum Underwriters Holdings Ltd.	1,580	45,172
PMA Capital Corp. Class A (a)	420	1,911
Presidential Life Corp.	420	3,179
ProAssurance Corp. (a)	996	46,025
Protective Life Corp.	4,980	56,971
RLI Corp.	180	8,064
Safety Insurance Group, Inc.	814	24,876
SeaBright Insurance Holdings, Inc. (a)	960	9,725
Selective Insurance Group, Inc.	1,600	20,432
StanCorp Financial Group, Inc.	1,808	51,853
State Auto Financial Corp.	190	3,325
Stewart Information Services Corp.	630	8,978
The First American Corp.	140	3,627
Tower Group, Inc.	120	2,974
Transatlantic Holdings, Inc.	70	3,033
United America Indemnity Ltd. Class A (a)	1,861	8,914
United Fire & Casualty Co.	210	3,602
Unitrin, Inc.	2,540	30,531
Unum Group	640	10,150
Validus Holdings Ltd.	1,519	33,388
White Mountains Insurance Group Ltd.	20	4,578
		1,158,468
Real Estate Investment Trusts - 3.6%
Acadia Realty Trust (SBI)	332	4,333
Agree Realty Corp.	380	6,965
Alexanders, Inc.	10	2,696
Alexandria Real Estate Equities, Inc.	370	13,242
American Campus Communities, Inc.	380	8,428
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Capital Agency Corp.	500	$ 11,485
Arbor Realty Trust, Inc.	60	105
Ashford Hospitality Trust, Inc.	1,650	4,637
Associated Estates Realty Corp.	230	1,371
BioMed Realty Trust, Inc.	1,670	17,084
CapLease, Inc.	470	1,297
Capstead Mortgage Corp.	600	7,626
CBL & Associates Properties, Inc.	25	135
Cedar Shopping Centers, Inc.	410	1,853
Colonial Properties Trust (SBI)	380	2,812
Corporate Office Properties Trust (SBI)	1,097	32,175
DCT Industrial Trust, Inc.	1,380	5,630
DiamondRock Hospitality Co.	2,370	14,836
Digital Realty Trust, Inc.	600	21,510
EastGroup Properties, Inc.	750	24,765
Entertainment Properties Trust (SBI)	1,240	25,544
Equity Lifestyle Properties, Inc.	430	15,987
Equity One, Inc.	150	1,989
Essex Property Trust, Inc.	286	17,798
Extra Space Storage, Inc.	2,820	23,547
FelCor Lodging Trust, Inc.	2,490	6,125
First Industrial Realty Trust, Inc.	1,150	5,003
First Potomac Realty Trust	200	1,950
Getty Realty Corp.	100	1,887
Glimcher Realty Trust	200	580
Hatteras Financial Corp.	700	20,013
Healthcare Realty Trust, Inc.	1,430	24,067
Hersha Hospitality Trust	410	1,017
Highwoods Properties, Inc. (SBI)	1,270	28,410
Home Properties, Inc.	1,255	42,796
Inland Real Estate Corp.	1,690	11,830
Investors Real Estate Trust	100	889
Kite Realty Group Trust	710	2,073
LaSalle Hotel Properties (SBI)	900	11,106
Lexington Corporate Properties Trust	1,571	5,341
Liberty Property Trust (SBI)	620	14,285
LTC Properties, Inc.	690	14,111
Medical Properties Trust, Inc.	2,350	14,265
Mid-America Apartment Communities, Inc.	1,530	56,166
National Health Investors, Inc.	540	14,423
National Retail Properties, Inc.	2,175	37,736
Nationwide Health Properties, Inc.	130	3,346
Omega Healthcare Investors, Inc.	1,532	23,777
Parkway Properties, Inc.	740	9,620
Pennsylvania Real Estate Investment Trust (SBI)	730	3,650
Post Properties, Inc.	200	2,688
Potlatch Corp.	550	13,360
PS Business Parks, Inc.	370	17,923
Ramco-Gershenson Properties Trust (SBI)	300	3,003

	Shares	Value
Realty Income Corp.	1,098	$ 24,068
Redwood Trust, Inc.	480	7,085
Saul Centers, Inc.	130	3,844
Senior Housing Properties Trust (SBI)	2,470	40,310
SL Green Realty Corp.	1,250	28,675
Sovran Self Storage, Inc.	610	15,006
Strategic Hotel & Resorts, Inc.	1,550	1,721
Sunstone Hotel Investors, Inc.	1,211	6,479
Tanger Factory Outlet Centers, Inc.	540	17,512
Taubman Centers, Inc.	700	18,802
Universal Health Realty Income Trust (SBI)	20	630
Urstadt Biddle Properties, Inc. Class A	250	3,520
Walter Investment Management Corp. (a)	120	1,594
Washington (REIT) (SBI)	710	15,883
		844,419
Real Estate Management & Development - 0.1%
Avatar Holdings, Inc. (a)	80	1,454
Consolidated-Tomoka Land Co.	20	702
Forest City Enterprises, Inc. Class A	1,330	8,778
Forestar Group, Inc. (a)	1,200	14,256
Jones Lang LaSalle, Inc.	190	6,219
Tejon Ranch Co. (a)	40	1,060
		32,469
Thrifts & Mortgage Finance - 0.8%
Anchor BanCorp Wisconsin, Inc.	50	65
Bank Mutual Corp.	890	7,761
Dime Community Bancshares, Inc.	1,690	15,396
First Niagara Financial Group, Inc.	1,390	15,874
First Place Financial Corp.	130	404
Flushing Financial Corp.	790	7,387
Hudson City Bancorp, Inc.	60	797
MGIC Investment Corp.	1,730	7,612
NewAlliance Bancshares, Inc.	3,480	40,020
OceanFirst Financial Corp.	140	1,676
Ocwen Financial Corp. (a)	3,662	47,496
Provident Financial Services, Inc.	2,260	20,566
Provident New York Bancorp	990	8,039
Radian Group, Inc.	2,840	7,725
The PMI Group, Inc.	2,340	4,633
TierOne Corp.	210	433
Tree.com, Inc. (a)	34	326
Trustco Bank Corp., New York	410	2,423
United Financial Bancorp, Inc.	700	9,674
WSFS Financial Corp.	150	4,097
		202,404
TOTAL FINANCIALS		3,496,440
HEALTH CARE - 10.7%
Biotechnology - 2.2%
Abraxis BioScience, Inc. (a)	20	737
Acorda Therapeutics, Inc. (a)	530	14,941
Alexion Pharmaceuticals, Inc. (a)	900	37,008
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Allos Therapeutics, Inc. (a)	1,320	$ 10,943
Alnylam Pharmaceuticals, Inc. (a)	330	7,349
Anadys Pharmaceuticals, Inc. (a)	450	837
ArQule, Inc. (a)	640	3,930
Array Biopharma, Inc. (a)	490	1,539
Celldex Therapeutics, Inc. (a)	330	2,581
Cepheid, Inc. (a)	250	2,355
Cougar Biotechnology, Inc. (a)	50	2,148
Cubist Pharmaceuticals, Inc. (a)	1,820	33,361
Dendreon Corp. (a)	50	1,243
Emergent BioSolutions, Inc. (a)	1,240	17,769
Enzon Pharmaceuticals, Inc. (a)	2,240	17,629
Facet Biotech Corp. (a)	840	7,804
Genomic Health, Inc. (a)	50	867
Geron Corp. (a)	1,990	15,263
GTx, Inc. (a)	300	2,769
Human Genome Sciences, Inc. (a)	1,370	3,918
ImmunoGen, Inc. (a)	10	86
Incyte Corp. (a)	1,690	5,560
InterMune, Inc.	310	4,712
Isis Pharmaceuticals, Inc. (a)	740	12,210
Ligand Pharmaceuticals, Inc. Class B (a)	1,280	3,661
MannKind Corp. (a)	390	3,241
Martek Biosciences	2,098	44,373
Medivation, Inc. (a)	880	19,721
Momenta Pharmaceuticals, Inc. (a)	1,680	20,210
Myriad Genetics, Inc. (a)	80	2,852
Myriad Pharmaceuticals, Inc. (a)	355	1,651
Nabi Biopharmaceuticals (a)	400	968
NPS Pharmaceuticals, Inc. (a)	70	326
ONYX Pharmaceuticals, Inc. (a)	300	8,478
OSI Pharmaceuticals, Inc. (a)	820	23,149
Osiris Therapeutics, Inc. (a)	350	4,701
PDL BioPharma, Inc.	3,880	30,652
Progenics Pharmaceuticals, Inc. (a)	730	3,760
Rigel Pharmaceuticals, Inc. (a)	880	10,666
RXi Pharmaceuticals Corp. (a)	94	427
Sangamo Biosciences, Inc. (a)	310	1,531
Savient Pharmaceuticals, Inc. (a)	7,120	98,683
Theravance, Inc. (a)	720	10,541
United Therapeutics Corp. (a)	200	16,666
Zymogenetics, Inc. (a)	970	4,462
		518,278
Health Care Equipment & Supplies - 2.6%
Abaxis, Inc. (a)	400	8,216
Align Technology, Inc. (a)	410	4,346
American Medical Systems Holdings, Inc. (a)	1,060	16,748
Analogic Corp.	1,200	44,340
Angiodynamics, Inc. (a)	420	5,573
Cantel Medical Corp. (a)	100	1,623

	Shares	Value
Cardiac Science Corp. (a)	40	$ 161
CONMED Corp. (a)	670	10,398
Cooper Companies, Inc.	960	23,741
Cryolife, Inc. (a)	1,980	10,969
Cyberonics, Inc. (a)	1,070	17,794
ev3, Inc. (a)	460	4,931
Exactech, Inc. (a)	410	5,945
Greatbatch, Inc. (a)	90	2,035
Haemonetics Corp. (a)	250	14,250
Hill-Rom Holdings, Inc.	2,860	46,389
ICU Medical, Inc. (a)	10	412
Invacare Corp.	433	7,642
IRIS International, Inc. (a)	190	2,242
Kensey Nash Corp. (a)	1,040	27,258
Kinetic Concepts, Inc. (a)	1,041	28,367
Masimo Corp. (a)	520	12,537
Merit Medical Systems, Inc. (a)	1,020	16,626
Natus Medical, Inc. (a)	1,270	14,656
NuVasive, Inc. (a)	2,080	92,768
Orthofix International NV (a)	530	13,255
Palomar Medical Technologies, Inc. (a)	210	3,079
Quidel Corp. (a)	630	9,173
RTI Biologics, Inc. (a)	240	1,030
Sirona Dental Systems, Inc. (a)	330	6,597
Somanetics Corp. (a)	690	11,392
SonoSite, Inc. (a)	560	11,234
Steris Corp.	2,220	57,898
SurModics, Inc. (a)	100	2,263
Symmetry Medical, Inc. (a)	410	3,821
Synovis Life Technologies, Inc. (a)	510	10,593
Thoratec Corp. (a)	620	16,604
Volcano Corp. (a)	720	10,066
West Pharmaceutical Services, Inc.	100	3,485
Wright Medical Group, Inc. (a)	580	9,431
Zoll Medical Corp. (a)	1,240	23,982
		613,870
Health Care Providers & Services - 4.2%
Alliance Healthcare Services, Inc. (a)	910	6,670
Amedisys, Inc. (a)	200	6,604
AMERIGROUP Corp. (a)	1,770	47,525
AMN Healthcare Services, Inc. (a)	1,837	11,720
AmSurg Corp. (a)	360	7,718
Brookdale Senior Living, Inc.	1,350	13,149
Catalyst Health Solutions, Inc. (a)	370	9,228
Centene Corp. (a)	2,979	59,520
Chemed Corp.	984	38,848
Chindex International, Inc. (a)	135	1,670
CIGNA Corp.	10	241
Community Health Systems, Inc. (a)	687	17,347
Corvel Corp. (a)	170	3,871
Cross Country Healthcare, Inc. (a)	490	3,366
Emergency Medical Services Corp. Class A (a)	100	3,682
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Gentiva Health Services, Inc. (a)	1,195	$ 19,670
Hanger Orthopedic Group, Inc. (a)	1,190	16,172
Health Management Associates, Inc. Class A (a)	7,410	36,605
Health Net, Inc. (a)	3,880	60,334
HealthSouth Corp. (a)	500	7,220
Healthspring, Inc. (a)	3,372	36,620
Healthways, Inc. (a)	2,161	29,065
Henry Schein, Inc. (a)	80	3,836
HMS Holdings Corp. (a)	370	15,066
InVentiv Health, Inc. (a)	2,168	29,333
Kindred Healthcare, Inc. (a)	2,890	35,749
Laboratory Corp. of America Holdings (a)	60	4,067
Landauer, Inc.	460	28,216
LHC Group, Inc. (a)	690	15,325
LifePoint Hospitals, Inc. (a)	1,897	49,796
Lincare Holdings, Inc. (a)	1,930	45,394
Magellan Health Services, Inc. (a)	320	10,502
Medcath Corp. (a)	530	6,233
MEDNAX, Inc. (a)	930	39,181
Molina Healthcare, Inc. (a)	1,430	34,206
MWI Veterinary Supply, Inc. (a)	220	7,669
Odyssey Healthcare, Inc. (a)	950	9,766
Owens & Minor, Inc.	430	18,843
PharMerica Corp. (a)	2,124	41,694
Providence Service Corp. (a)	110	1,205
PSS World Medical, Inc. (a)	100	1,851
RehabCare Group, Inc. (a)	1,574	37,666
ResCare, Inc. (a)	670	9,581
Skilled Healthcare Group, Inc. (a)	230	1,725
Sun Healthcare Group, Inc. (a)	1,510	12,744
Triple-S Management Corp. (a)	240	3,742
Universal American Financial Corp. (a)	1,720	14,998
Universal Health Services, Inc. Class B	454	22,178
VCA Antech, Inc. (a)	386	10,306
Wellcare Health Plans, Inc. (a)	2,420	44,746
		992,463
Health Care Technology - 0.1%
Computer Programs & Systems, Inc.	110	4,214
Omnicell, Inc. (a)	590	6,343
Quality Systems, Inc.	220	12,531
		23,088
Life Sciences Tools & Services - 0.7%
Affymetrix, Inc. (a)	320	1,898
Albany Molecular Research, Inc. (a)	1,500	12,585
AMAG Pharmaceuticals, Inc. (a)	50	2,734
Bruker BioSciences Corp. (a)	360	3,334
Dionex Corp. (a)	499	30,454
eResearchTechnology, Inc. (a)	1,853	11,507

	Shares	Value
Exelixis, Inc. (a)	370	$ 1,802
Kendle International, Inc. (a)	320	3,917
Life Sciences Research, Inc. (a)	190	1,362
Luminex Corp. (a)	950	17,613
Nektar Therapeutics (a)	520	3,370
PAREXEL International Corp. (a)	2,170	31,205
Varian, Inc. (a)	1,156	45,581
		167,362
Pharmaceuticals - 0.9%
Adolor Corp. (a)	1,210	2,130
Akorn, Inc. (a)	20	24
Auxilium Pharmaceuticals, Inc. (a)	660	20,711
BioMimetic Therapeutics, Inc. (a)	60	554
Cadence Pharmaceuticals, Inc. (a)	100	999
Cypress Bioscience, Inc. (a)	610	5,746
Endo Pharmaceuticals Holdings, Inc. (a)	1,168	20,931
Endo Pharmaceuticals Holdings, Inc. rights 2/27/12 (a)	80	0
Forest Laboratories, Inc. (a)	10	251
King Pharmaceuticals, Inc. (a)	2,154	20,743
KV Pharmaceutical Co. Class A (a)	430	1,380
Medicis Pharmaceutical Corp. Class A	1,000	16,320
MiddleBrook Pharmaceuticals, Inc. (a)	270	365
Noven Pharmaceuticals, Inc. (a)	1,817	25,983
Optimer Pharmaceuticals, Inc. (a)	620	9,281
Pain Therapeutics, Inc. (a)	860	4,618
Perrigo Co.	300	8,334
Pozen, Inc. (a)	480	3,686
Questcor Pharmaceuticals, Inc. (a)	2,210	11,050
Salix Pharmaceuticals Ltd. (a)	870	8,587
Sepracor, Inc. (a)	1,030	17,840
Valeant Pharmaceuticals International (a)	1,250	32,150
ViroPharma, Inc. (a)	440	2,609
Vivus, Inc. (a)	1,930	11,734
		226,026
TOTAL HEALTH CARE		2,541,087
INDUSTRIALS - 18.3%
Aerospace & Defense - 1.3%
AAR Corp. (a)	1,140	18,297
AeroVironment, Inc. (a)	50	1,543
American Science & Engineering, Inc.	50	3,456
Applied Signal Technology, Inc.	30	765
Argon ST, Inc. (a)	610	12,548
Axsys Technologies, Inc. (a)	30	1,609
BE Aerospace, Inc. (a)	2,050	29,438
Ceradyne, Inc. (a)	2,230	39,382
Cubic Corp.	680	24,337
Curtiss-Wright Corp.	180	5,351
Ducommun, Inc.	1,220	22,924
DynCorp International, Inc. Class A (a)	1,407	23,624
Esterline Technologies Corp. (a)	2,020	54,681
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
GenCorp, Inc. (non-vtg.) (a)	1,070	$ 2,044
Herley Industries, Inc. (a)	80	878
Ladish Co., Inc. (a)	210	2,724
Spirit AeroSystems Holdings, Inc. Class A (a)	40	550
Taser International, Inc. (a)	1,090	4,970
TransDigm Group, Inc. (a)	100	3,620
Triumph Group, Inc.	1,140	45,600
		298,341
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	290	673
Atlas Air Worldwide Holdings, Inc. (a)	1,310	30,379
Pacer International, Inc.	2,690	5,999
UTI Worldwide, Inc. (a)	300	3,420
		40,471
Airlines - 0.4%
Allegiant Travel Co. (a)	420	16,649
Continental Airlines, Inc. Class B (a)	850	7,531
Delta Air Lines, Inc. (a)	80	463
Hawaiian Holdings, Inc. (a)	3,286	19,782
Republic Airways Holdings, Inc. (a)	2,420	15,803
SkyWest, Inc.	2,820	28,764
		88,992
Building Products - 1.2%
AAON, Inc.	931	18,546
American Woodmark Corp.	320	7,664
Ameron International Corp.	720	48,269
Apogee Enterprises, Inc.	2,782	34,219
Armstrong World Industries, Inc. (a)	2,230	36,773
Gibraltar Industries, Inc.	2,930	20,129
Griffon Corp. (a)	1,151	9,576
Insteel Industries, Inc.	1,670	13,761
Lennox International, Inc.	250	8,028
NCI Building Systems, Inc. (a)	110	290
Quanex Building Products Corp.	2,920	32,762
Trex Co., Inc. (a)	840	11,231
Universal Forest Products, Inc.	1,200	39,708
USG Corp. (a)	520	5,236
		286,192
Commercial Services & Supplies - 2.5%
ABM Industries, Inc.	200	3,614
ACCO Brands Corp. (a)	1,260	3,553
American Ecology Corp.	1,330	23,834
American Reprographics Co. (a)	2,363	19,660
Amrep Corp. (a)	50	552
ATC Technology Corp. (a)	1,012	14,674
Bowne & Co., Inc.	1,040	6,770
Casella Waste Systems, Inc. Class A (a)	270	537
Cenveo, Inc. (a)	1,340	5,668
Comfort Systems USA, Inc.	3,364	34,481

	Shares	Value
Consolidated Graphics, Inc. (a)	1,480	$ 25,782
Copart, Inc. (a)	40	1,387
Cornell Companies, Inc. (a)	640	10,374
Courier Corp.	110	1,679
Deluxe Corp.	4,871	62,398
EnergySolutions, Inc.	1,130	10,396
Ennis, Inc.	840	10,466
G&K Services, Inc. Class A	710	15,017
GeoEye, Inc. (a)	110	2,592
Herman Miller, Inc.	3,940	60,440
HNI Corp.	2,860	51,652
Interface, Inc. Class A	5,280	32,736
Kimball International, Inc. Class B	690	4,306
Knoll, Inc.	2,229	16,896
M&F Worldwide Corp. (a)	246	4,920
McGrath RentCorp.	260	4,956
Metalico, Inc. (a)	950	4,427
Mine Safety Appliances Co.	120	2,892
PRG-Schultz International, Inc. (a)	20	54
R.R. Donnelley & Sons Co.	60	697
Rollins, Inc.	220	3,808
Schawk, Inc. Class A	810	6,083
Standard Parking Corp. (a)	120	1,955
Standard Register Co.	1,450	4,727
Steelcase, Inc. Class A	7,720	44,930
Sykes Enterprises, Inc. (a)	722	13,061
Team, Inc. (a)	650	10,186
Tetra Tech, Inc. (a)	360	10,314
The Brink's Co.	230	6,677
United Stationers, Inc. (a)	470	16,394
Viad Corp.	1,670	28,757
Waste Connections, Inc. (a)	340	8,809
Waste Services, Inc. (a)	280	1,450
		594,561
Construction & Engineering - 1.5%
AECOM Technology Corp. (a)	140	4,480
Chicago Bridge & Iron Co. NV (NY Shares)	1,120	13,888
Dycom Industries, Inc. (a)	4,040	44,723
EMCOR Group, Inc. (a)	3,400	68,408
Furmanite Corp. (a)	250	1,115
Granite Construction, Inc.	839	27,922
Insituform Technologies, Inc. Class A (a)	1,220	20,703
Integrated Electrical Services, Inc. (a)	480	3,749
Layne Christensen Co. (a)	600	12,270
MasTec, Inc. (a)	1,360	15,939
Michael Baker Corp. (a)	824	34,905
Northwest Pipe Co. (a)	640	22,246
Orion Marine Group, Inc. (a)	410	7,790
Pike Electric Corp. (a)	1,260	15,183
Shaw Group, Inc. (a)	60	1,645
Tutor Perini Corp. (a)	4,214	73,155
		368,121
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 2.0%
A.O. Smith Corp.	930	$ 30,290
Acuity Brands, Inc.	1,960	54,978
Advanced Battery Technologies, Inc. (a)	80	322
AZZ, Inc. (a)	567	19,510
Baldor Electric Co.	2,730	64,947
Belden, Inc.	3,300	55,110
Brady Corp. Class A	835	20,975
C&D Technologies, Inc. (a)	480	960
Day4 Energy, Inc. (a)	2,000	1,324
Encore Wire Corp.	1,435	30,637
EnerSys (a)	2,031	36,944
Franklin Electric Co., Inc.	50	1,296
GrafTech International Ltd. (a)	6,620	74,872
Hubbell, Inc. Class B	160	5,130
II-VI, Inc. (a)	70	1,552
LSI Industries, Inc.	440	2,398
Polypore International, Inc. (a)	400	4,448
Powell Industries, Inc. (a)	810	30,027
Regal-Beloit Corp.	70	2,780
Thomas & Betts Corp. (a)	1,167	33,680
Valence Technology, Inc. (a)	680	1,217
Vicor Corp.	520	3,754
Woodward Governor Co.	150	2,970
		480,121
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	230	5,529
Raven Industries, Inc.	470	12,032
Standex International Corp.	350	4,060
Tredegar Corp.	2,252	29,997
		51,618
Machinery - 5.0%
3D Systems Corp. (a)	10	72
Actuant Corp. Class A	1,520	18,544
Altra Holdings, Inc. (a)	1,111	8,321
American Railcar Industries, Inc.	150	1,239
Ampco-Pittsburgh Corp.	810	18,995
Badger Meter, Inc.	1,050	43,050
Barnes Group, Inc.	2,510	29,844
Blount International, Inc. (a)	2,060	17,737
Briggs & Stratton Corp.	2,380	31,749
Bucyrus International, Inc. Class A	110	3,142
Cascade Corp.	340	5,348
Chart Industries, Inc. (a)	3,026	55,013
CIRCOR International, Inc.	1,460	34,471
Colfax Corp. (a)	790	6,099
Columbus McKinnon Corp. (NY Shares) (a)	1,920	24,288
Crane Co.	1,346	30,029
Cummins, Inc.	60	2,113
Dover Corp.	20	662

	Shares	Value
EnPro Industries, Inc. (a)	2,421	$ 43,602
Federal Signal Corp.	3,430	26,240
Force Protection, Inc. (a)	1,485	13,127
FreightCar America, Inc.	400	6,724
Gardner Denver, Inc. (a)	3,602	90,662
Gorman-Rupp Co.	727	14,664
Graco, Inc.	670	14,753
Graham Corp.	386	5,134
Harsco Corp.	530	14,999
Hurco Companies, Inc. (a)	140	2,188
IDEX Corp.	150	3,686
John Bean Technologies Corp.	473	5,922
K-Tron International, Inc. (a)	54	4,303
Kadant, Inc. (a)	1,230	13,887
Kennametal, Inc.	2,060	39,511
L.B. Foster Co. Class A (a)	530	15,937
Lincoln Electric Holdings, Inc.	595	21,444
Lindsay Corp.	450	14,895
Lydall, Inc. (a)	420	1,428
Manitowoc Co., Inc.	3,800	19,988
McCoy Corp.	1,100	1,182
Mueller Industries, Inc.	2,050	42,640
Mueller Water Products, Inc. Class A	4,060	15,184
NACCO Industries, Inc. Class A	170	4,882
NN, Inc.	340	571
Nordson Corp.	630	24,356
Oshkosh Co.	4,920	71,537
Parker Hannifin Corp.	90	3,866
RBC Bearings, Inc. (a)	100	2,045
Robbins & Myers, Inc.	2,210	42,543
Sauer-Danfoss, Inc.	720	4,414
Sun Hydraulics Corp.	1,430	23,123
Tecumseh Products Co. Class A (non-vtg.) (a)	1,260	12,235
Tennant Co.	550	10,115
Terex Corp. (a)	1,810	21,847
Thermadyne Holdings Corp. (a)	170	597
Timken Co.	3,440	58,755
Titan International, Inc.	3,822	28,550
Toro Co.	1,890	56,511
Trinity Industries, Inc.	2,800	38,136
Twin Disc, Inc.	120	817
Wabash National Corp.	150	105
Wabtec Corp.	370	11,903
Watts Water Technologies, Inc. Class A	330	7,108
Xerium Technologies, Inc. (a)	1,000	1,100
		1,187,932
Marine - 0.6%
Alexander & Baldwin, Inc.	110	2,578
American Commercial Lines, Inc. (a)	896	13,870
Eagle Bulk Shipping, Inc.	1,650	7,739
Excel Maritime Carriers Ltd.	180	1,211
Genco Shipping & Trading Ltd.	1,960	42,571
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - continued
Horizon Lines, Inc. Class A	210	$ 811
Kirby Corp. (a)	950	30,201
Safe Bulkers, Inc.	1,740	11,414
Star Bulk Carriers Corp.	1,465	5,377
TBS International Ltd. Class A (a)	2,580	20,150
		135,922
Professional Services - 1.9%
Administaff, Inc.	420	9,773
Advisory Board Co. (a)	210	5,397
CBIZ, Inc. (a)	2,360	16,803
Comsys IT Partners, Inc. (a)	250	1,463
Corporate Executive Board Co.	340	7,058
CoStar Group, Inc. (a)	620	24,719
CRA International, Inc. (a)	750	20,820
Equifax, Inc.	80	2,088
First Advantage Corp. Class A (a)	550	8,366
Heidrick & Struggles International, Inc.	730	13,323
Hill International, Inc. (a)	1,280	5,504
Hudson Highland Group, Inc. (a)	810	1,588
ICF International, Inc. (a)	430	11,864
Kelly Services, Inc. Class A (non-vtg.)	1,650	18,068
Kforce, Inc. (a)	1,010	8,353
Korn/Ferry International (a)	3,120	33,197
Manpower, Inc.	320	13,549
Monster Worldwide, Inc. (a)	3,040	35,902
MPS Group, Inc. (a)	8,080	61,731
On Assignment, Inc. (a)	1,100	4,301
Resources Connection, Inc. (a)	3,714	63,769
School Specialty, Inc. (a)	920	18,593
Spherion Corp. (a)	1,620	6,674
TrueBlue, Inc. (a)	3,920	32,928
Volt Information Sciences, Inc. (a)	430	2,696
Watson Wyatt Worldwide, Inc. Class A	529	19,853
		448,380
Road & Rail - 0.5%
AMERCO (a)	190	7,059
Arkansas Best Corp.	1,840	48,484
Avis Budget Group, Inc. (a)	3,730	21,075
Celadon Group, Inc. (a)	430	3,608
Marten Transport Ltd. (a)	1,200	24,912
Ryder System, Inc.	310	8,655
		113,793
Trading Companies & Distributors - 1.0%
Applied Industrial Technologies, Inc.	1,040	20,488
Beacon Roofing Supply, Inc. (a)	2,215	32,029
BlueLinx Corp. (a)	50	150
DXP Enterprises, Inc. (a)	253	2,902
GATX Corp.	130	3,344

	Shares	Value
H&E Equipment Services, Inc. (a)	1,030	$ 9,631
Houston Wire & Cable Co.	1,468	17,484
Interline Brands, Inc. (a)	240	3,283
Kaman Corp.	150	2,505
MSC Industrial Direct Co., Inc. Class A	200	7,096
Rush Enterprises, Inc. Class A (a)	2,140	24,931
Textainer Group Holdings Ltd.	280	3,217
Titan Machinery, Inc. (a)	120	1,523
United Rentals, Inc. (a)	2,088	13,551
Watsco, Inc.	400	19,572
WESCO International, Inc. (a)	2,850	71,364
		233,070
Transportation Infrastructure - 0.0%
CAI International, Inc. (a)	560	2,856
TOTAL INDUSTRIALS		4,330,370
INFORMATION TECHNOLOGY - 22.3%
Communications Equipment - 3.5%
3Com Corp. (a)	17,300	81,483
Acme Packet, Inc. (a)	990	10,019
ADC Telecommunications, Inc. (a)	1,510	12,020
Adtran, Inc.	2,040	43,799
Arris Group, Inc. (a)	750	9,120
Avocent Corp. (a)	3,610	50,396
BigBand Networks, Inc. (a)	1,030	5,325
Black Box Corp.	530	17,739
Blue Coat Systems, Inc. (a)	1,090	18,029
Brocade Communications Systems, Inc. (a)	130	1,017
Ciena Corp. (a)	4,100	42,435
Cogo Group, Inc. (a)	570	3,403
CommScope, Inc. (a)	3,324	87,288
Comtech Telecommunications Corp. (a)	200	6,376
Digi International, Inc. (a)	810	7,898
EchoStar Holding Corp. Class A (a)	280	4,463
EMS Technologies, Inc. (a)	900	18,810
Emulex Corp. (a)	5,680	55,550
Extreme Networks, Inc. (a)	581	1,162
Finisar Corp. (a)	4,350	2,480
Harris Stratex Networks, Inc. Class A (a)	500	3,240
InterDigital, Inc. (a)	1,750	42,770
Ixia (a)	1,890	12,739
JDS Uniphase Corp. (a)	12,570	71,900
NETGEAR, Inc. (a)	474	6,830
Oplink Communications, Inc. (a)	230	2,622
Parkervision, Inc. (a)	440	1,346
Plantronics, Inc.	3,358	63,500
Polycom, Inc. (a)	900	18,243
Powerwave Technologies, Inc. (a)	4,650	7,487
SeaChange International, Inc. (a)	920	7,388
ShoreTel, Inc. (a)	351	2,808
Sonus Networks, Inc. (a)	3,550	5,716
Starent Networks Corp. (a)	2,209	53,922
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Tekelec (a)	1,806	$ 30,395
Tellabs, Inc. (a)	1,400	8,022
UTStarcom, Inc. (a)	3,090	5,037
ViaSat, Inc. (a)	470	12,051
		834,828
Computers & Peripherals - 1.5%
3PAR, Inc. (a)	140	1,736
Adaptec, Inc. (a)	3,220	8,533
Avid Technology, Inc. (a)	1,550	20,786
Diebold, Inc.	120	3,163
Electronics for Imaging, Inc. (a)	2,190	23,345
Hypercom Corp. (a)	10	15
Imation Corp.	1,400	10,654
Lexmark International, Inc. Class A (a)	530	8,401
NCR Corp. (a)	750	8,873
Netezza Corp. (a)	1,180	9,818
Novatel Wireless, Inc. (a)	150	1,353
QLogic Corp. (a)	4,890	62,005
Seagate Technology	90	941
STEC, Inc. (a)	3,220	74,672
Sun Microsystems, Inc. (a)	80	738
Synaptics, Inc. (a)	1,900	73,435
Teradata Corp. (a)	460	10,778
Western Digital Corp. (a)	910	24,115
Xyratex Ltd. (a)	270	1,347
		344,708
Electronic Equipment & Components - 3.5%
Acacia Research Corp. - Acacia Technologies (a)	330	2,597
Agilent Technologies, Inc. (a)	60	1,219
Agilysys, Inc.	130	608
Amphenol Corp. Class A	60	1,898
Anixter International, Inc. (a)	1,430	53,754
Arrow Electronics, Inc. (a)	840	17,842
AVX Corp.	480	4,766
Benchmark Electronics, Inc. (a)	5,380	77,472
Brightpoint, Inc. (a)	2,730	17,117
Checkpoint Systems, Inc. (a)	350	5,492
China Security & Surveillance Technology, Inc. (a)	970	7,314
Cognex Corp.	390	5,511
Coherent, Inc. (a)	1,200	24,816
CTS Corp.	2,120	13,886
Daktronics, Inc.	1,220	9,394
Dolby Laboratories, Inc. Class A (a)	110	4,101
DTS, Inc. (a)	660	17,866
Echelon Corp. (a)	220	1,866
Electro Scientific Industries, Inc. (a)	750	8,385
FARO Technologies, Inc. (a)	190	2,951
Gerber Scientific, Inc. (a)	260	650
Ingram Micro, Inc. Class A (a)	20	350

	Shares	Value
Insight Enterprises, Inc. (a)	2,354	$ 22,740
Jabil Circuit, Inc.	5,720	42,442
L-1 Identity Solutions, Inc. (a)	540	4,180
Littelfuse, Inc. (a)	1,210	24,152
Maxwell Technologies, Inc. (a)	290	4,011
Methode Electronics, Inc. Class A	2,550	17,901
Molex, Inc.	380	5,909
MTS Systems Corp.	500	10,325
Multi-Fineline Electronix, Inc. (a)	1,925	41,195
Nam Tai Electronics, Inc.	300	1,278
National Instruments Corp.	170	3,835
OSI Systems, Inc. (a)	959	19,995
Park Electrochemical Corp.	650	13,995
PC Connection, Inc. (a)	190	998
Plexus Corp. (a)	1,080	22,097
RadiSys Corp. (a)	230	2,072
Rofin-Sinar Technologies, Inc. (a)	2,210	44,222
Rogers Corp. (a)	90	1,821
Sanmina-SCI Corp. (a)	14,390	6,332
ScanSource, Inc. (a)	1,275	31,263
SYNNEX Corp. (a)	2,435	60,851
Tech Data Corp. (a)	2,450	80,140
Technitrol, Inc.	1,580	10,223
Trimble Navigation Ltd. (a)	60	1,178
TTM Technologies, Inc. (a)	1,780	14,169
Vishay Intertechnology, Inc. (a)	10,070	68,375
		835,554
Internet Software & Services - 2.0%
Akamai Technologies, Inc. (a)	20	384
Art Technology Group, Inc. (a)	3,250	12,350
AsiaInfo Holdings, Inc. (a)	960	16,522
comScore, Inc. (a)	200	2,664
DealerTrack Holdings, Inc. (a)	500	8,500
Digital River, Inc. (a)	970	35,230
EarthLink, Inc. (a)	4,753	35,220
InfoSpace, Inc. (a)	60	398
j2 Global Communications, Inc. (a)	1,970	44,443
Liquidity Services, Inc. (a)	150	1,479
LoopNet, Inc. (a)	1,030	7,983
Mercadolibre, Inc. (a)	850	22,848
ModusLink Global Solutions, Inc. (a)	970	6,654
Move, Inc. (a)	590	1,274
NaviSite, Inc. (a)	300	411
NIC, Inc.	960	6,499
Open Text Corp. (a)	970	35,444
Perficient, Inc. (a)	320	2,237
S1 Corp. (a)	4,060	28,014
SAVVIS, Inc.	70	802
Sohu.com, Inc. (a)	390	24,504
SonicWALL, Inc. (a)	2,620	14,358
The Knot, Inc. (a)	190	1,497
TheStreet.com, Inc.	340	711
United Online, Inc.	2,792	18,176
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
ValueClick, Inc. (a)	5,600	$ 58,912
Vignette Corp. (a)	1,110	14,597
VistaPrint Ltd. (a)	1,629	69,477
Vocus, Inc. (a)	660	13,042
Zix Corp. (a)	220	330
		484,960
IT Services - 2.7%
Acxiom Corp.	6,080	53,686
Amdocs Ltd. (a)	170	3,647
Broadridge Financial Solutions, Inc.	1,327	22,002
CACI International, Inc. Class A (a)	400	17,084
Ciber, Inc. (a)	5,880	18,228
Convergys Corp. (a)	8,410	78,045
CSG Systems International, Inc. (a)	1,806	23,911
DST Systems, Inc. (a)	156	5,764
Euronet Worldwide, Inc. (a)	360	6,980
ExlService Holdings, Inc. (a)	490	5,493
Fiserv, Inc. (a)	200	9,140
Forrester Research, Inc. (a)	360	8,838
Gartner, Inc. Class A (a)	2,856	43,583
Global Cash Access Holdings, Inc. (a)	2,507	19,956
Hackett Group, Inc. (a)	80	186
Heartland Payment Systems, Inc.	1,645	15,743
iGate Corp.	980	6,488
infoGROUP, Inc. (a)	480	2,741
Integral Systems, Inc. (a)	1,320	10,982
Lender Processing Services, Inc.	140	3,888
ManTech International Corp. Class A (a)	290	12,482
Mastech Holdings, Inc. (a)	13	45
Maximus, Inc.	30	1,238
Metavante Technologies, Inc. (a)	50	1,293
NCI, Inc. Class A (a)	90	2,738
Ness Technologies, Inc. (a)	600	2,346
NeuStar, Inc. Class A (a)	2,869	63,577
Online Resources Corp. (a)	10	62
Perot Systems Corp. Class A (a)	3,060	43,850
RightNow Technologies, Inc. (a)	2,010	23,718
Sapient Corp. (a)	6,870	43,212
Syntel, Inc.	548	17,229
Teletech Holdings, Inc. (a)	4,169	63,160
Total System Services, Inc.	100	1,339
Unisys Corp. (a)	5,240	7,912
		640,586
Office Electronics - 0.1%
Xerox Corp.	110	713
Zebra Technologies Corp. Class A (a)	470	11,120
		11,833
Semiconductors & Semiconductor Equipment - 5.3%
Actel Corp. (a)	1,510	16,202
Advanced Analogic Technologies, Inc. (a)	480	2,203

	Shares	Value
Advanced Energy Industries, Inc. (a)	2,950	$ 26,521
Amkor Technology, Inc. (a)	10,810	51,131
Applied Micro Circuits Corp. (a)	3,730	30,325
Atmel Corp. (a)	8,460	31,556
ATMI, Inc. (a)	2,170	33,700
Brooks Automation, Inc. (a)	3,650	16,352
Cabot Microelectronics Corp. (a)	1,490	42,152
Cavium Networks, Inc. (a)	1,260	21,181
Cirrus Logic, Inc. (a)	3,860	17,370
Cohu, Inc.	510	4,580
Cypress Semiconductor Corp. (a)	370	3,404
Diodes, Inc. (a)	870	13,607
DSP Group, Inc. (a)	490	3,312
Entegris, Inc. (a)	9,010	24,507
Exar Corp. (a)	1,450	10,426
Fairchild Semiconductor International, Inc. (a)	8,590	60,044
FEI Co. (a)	70	1,603
Hittite Microwave Corp. (a)	430	14,943
Integrated Device Technology, Inc. (a)	9,890	59,736
Intellon Corp. (a)	480	2,040
International Rectifier Corp. (a)	2,530	37,469
Intersil Corp. Class A	1,150	14,456
IXYS Corp.	840	8,501
Kulicke & Soffa Industries, Inc. (a)	630	2,161
Lattice Semiconductor Corp. (a)	7,460	14,025
LSI Corp. (a)	200	912
MEMC Electronic Materials, Inc. (a)	20	356
Micrel, Inc.	3,810	27,889
Microsemi Corp. (a)	1,270	17,526
Microtune, Inc. (a)	390	913
MKS Instruments, Inc. (a)	3,680	48,539
Monolithic Power Systems, Inc. (a)	1,460	32,719
Novellus Systems, Inc. (a)	480	8,016
Omnivision Technologies, Inc. (a)	3,290	34,183
ON Semiconductor Corp. (a)	100	686
Pericom Semiconductor Corp. (a)	820	6,904
PMC-Sierra, Inc. (a)	1,190	9,472
Power Integrations, Inc.	110	2,617
RF Micro Devices, Inc. (a)	10,650	40,044
Semtech Corp. (a)	3,321	52,837
Sigma Designs, Inc. (a)	810	12,992
Silicon Image, Inc. (a)	5,820	13,386
Silicon Laboratories, Inc. (a)	240	9,106
Silicon Storage Technology, Inc. (a)	1,700	3,179
Skyworks Solutions, Inc. (a)	8,770	85,771
Standard Microsystems Corp. (a)	620	12,679
Supertex, Inc. (a)	580	14,564
Techwell, Inc. (a)	170	1,445
Teradyne, Inc. (a)	6,060	41,572
Tessera Technologies, Inc. (a)	1,399	35,381
TriQuint Semiconductor, Inc. (a)	3,900	20,709
Ultra Clean Holdings, Inc. (a)	90	216
Ultratech, Inc. (a)	2,020	24,866
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Varian Semiconductor Equipment Associates, Inc. (a)	1,928	$ 46,253
Veeco Instruments, Inc. (a)	3,020	35,002
Verigy Ltd. (a)	460	5,598
Volterra Semiconductor Corp. (a)	1,870	24,572
Xilinx, Inc.	180	3,683
Zoran Corp. (a)	770	8,393
		1,246,487
Software - 3.7%
ACI Worldwide, Inc. (a)	440	6,142
Actuate Corp. (a)	80	382
Advent Software, Inc. (a)	330	10,821
Aspen Technology, Inc. (a)	750	6,398
Blackbaud, Inc.	305	4,743
Blackboard, Inc. (a)	1,100	31,746
Bottomline Technologies, Inc. (a)	280	2,523
Cadence Design Systems, Inc. (a)	2,800	16,520
CommVault Systems, Inc. (a)	210	3,482
Compuware Corp. (a)	4,100	28,126
Double-Take Software, Inc. (a)	400	3,460
Epicor Software Corp. (a)	330	1,749
EPIQ Systems, Inc. (a)	470	7,215
FactSet Research Systems, Inc.	170	8,478
Fair Isaac Corp.	3,814	58,964
FalconStor Software, Inc. (a)	350	1,663
i2 Technologies, Inc. (a)	160	2,008
Informatica Corp. (a)	280	4,813
Interactive Intelligence, Inc. (a)	400	4,904
Jack Henry & Associates, Inc.	643	13,342
JDA Software Group, Inc. (a)	1,440	21,542
Kenexa Corp. (a)	690	7,983
Manhattan Associates, Inc. (a)	1,532	27,913
McAfee, Inc. (a)	90	3,797
Mentor Graphics Corp. (a)	3,870	21,169
MICROS Systems, Inc. (a)	1,540	38,993
MicroStrategy, Inc. Class A (a)	437	21,946
MSC.Software Corp. (a)	330	2,198
Net 1 UEPS Technologies, Inc. (a)	3,100	42,129
NetScout Systems, Inc. (a)	490	4,596
Novell, Inc. (a)	960	4,349
Parametric Technology Corp. (a)	4,420	51,670
Phoenix Technologies Ltd. (a)	60	163
Progress Software Corp. (a)	1,150	24,346
PROS Holdings, Inc. (a)	50	406
Quest Software, Inc. (a)	2,090	29,135
Radiant Systems, Inc. (a)	1,380	11,454
Rosetta Stone, Inc.	200	5,488
Smith Micro Software, Inc. (a)	140	1,375
Solera Holdings, Inc. (a)	480	12,192
SPSS, Inc. (a)	400	13,348
Sybase, Inc. (a)	970	30,400

	Shares	Value
Symyx Technologies, Inc. (a)	330	$ 1,931
Synchronoss Technologies, Inc. (a)	1,450	17,792
Synopsys, Inc. (a)	20	390
Take-Two Interactive Software, Inc.	4,190	39,679
Taleo Corp. Class A (a)	1,380	25,213
TIBCO Software, Inc. (a)	17,830	127,791
Tyler Technologies, Inc. (a)	1,450	22,649
Ultimate Software Group, Inc. (a)	400	9,696
Wind River Systems, Inc. (a)	3,420	39,193
		878,405
TOTAL INFORMATION TECHNOLOGY		5,277,361
MATERIALS - 5.7%
Chemicals - 2.4%
A. Schulman, Inc.	1,251	18,903
Arch Chemicals, Inc.	80	1,967
Ashland, Inc.	2,523	70,770
Balchem Corp.	160	3,923
Cabot Corp.	840	10,567
Celanese Corp. Class A	140	3,325
CF Industries Holdings, Inc.	190	14,087
Cytec Industries, Inc.	2,245	41,802
Ferro Corp.	1,860	5,115
GenTek, Inc. (a)	40	893
H.B. Fuller Co.	1,300	24,401
ICO, Inc. (a)	810	2,203
Innophos Holdings, Inc.	1,301	21,974
Innospec, Inc.	1,140	12,255
Koppers Holdings, Inc.	320	8,438
Landec Corp. (a)	670	4,549
LSB Industries, Inc. (a)	1,120	18,110
Minerals Technologies, Inc.	786	28,312
NewMarket Corp.	610	41,071
NOVA Chemicals Corp.	3,860	22,965
Olin Corp.	2,040	24,256
OM Group, Inc. (a)	2,000	58,040
PolyOne Corp. (a)	5,170	14,011
Quaker Chemical Corp.	470	6,246
Rockwood Holdings, Inc. (a)	1,990	29,134
Sensient Technologies Corp.	340	7,674
Solutia, Inc. (a)	490	2,822
Spartech Corp.	1,576	14,483
Stepan Co.	310	13,690
Terra Industries, Inc.	530	12,837
Valhi, Inc.	40	297
W.R. Grace & Co. (a)	310	3,835
Westlake Chemical Corp.	110	2,243
Zep, Inc.	1,320	15,906
Zoltek Companies, Inc. (a)	1,360	13,219
		574,323
Construction Materials - 0.1%
Eagle Materials, Inc.	40	1,010
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - continued
Headwaters, Inc. (a)	2,940	$ 9,878
Texas Industries, Inc.	460	14,426
		25,314
Containers & Packaging - 0.6%
BWAY Holding Co. (a)	150	2,630
Myers Industries, Inc.	1,630	13,562
Packaging Corp. of America	1,560	25,272
Rock-Tenn Co. Class A	548	20,912
Sonoco Products Co.	250	5,988
Temple-Inland, Inc.	5,600	73,472
		141,836
Metals & Mining - 2.3%
A.M. Castle & Co.	1,440	17,395
AK Steel Holding Corp.	4,360	83,668
Allied Nevada Gold Corp. (a)	140	1,128
Amcol International Corp.	80	1,726
Brush Engineered Materials, Inc. (a)	1,450	24,288
Carpenter Technology Corp.	2,810	58,476
Commercial Metals Co.	1,990	31,900
Compass Minerals International, Inc.	500	27,455
General Steel Holdings, Inc. (a)	280	1,112
Haynes International, Inc. (a)	900	21,330
Hecla Mining Co. (a)	2,380	6,378
Horsehead Holding Corp. (a)	610	4,545
Kaiser Aluminum Corp.	480	17,237
Olympic Steel, Inc.	1,260	30,832
Redcorp Ventures Ltd. warrants 7/10/09 (a)	8,250	0
Reliance Steel & Aluminum Co.	60	2,303
Royal Gold, Inc.	400	16,680
RTI International Metals, Inc. (a)	2,010	35,517
Schnitzer Steel Industries, Inc. Class A	1,240	65,546
Stillwater Mining Co. (a)	2,990	17,073
Titanium Metals Corp.	3,570	32,808
Universal Stainless & Alloy Products, Inc. (a)	140	2,278
Walter Energy, Inc.	130	4,711
Worthington Industries, Inc.	2,010	25,708
		530,094
Paper & Forest Products - 0.3%
Buckeye Technologies, Inc. (a)	1,380	6,196
Clearwater Paper Corp. (a)	120	3,035
Deltic Timber Corp.	70	2,483
Domtar Corp. (a)	670	11,109
Glatfelter	1,620	14,418
Louisiana-Pacific Corp.	3,300	11,286
MeadWestvaco Corp.	40	656
Mercer International, Inc. (SBI) (a)	330	188
Neenah Paper, Inc.	150	1,322

	Shares	Value
Schweitzer-Mauduit International, Inc.	389	$ 10,585
Wausau-Mosinee Paper Corp.	2,480	16,666
		77,944
TOTAL MATERIALS		1,349,511
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.0%
Alaska Communication Systems Group, Inc.	30	220
Atlantic Tele-Network, Inc.	517	20,313
Cbeyond, Inc. (a)	630	9,041
Cincinnati Bell, Inc. (a)	12,470	35,415
Cogent Communications Group, Inc. (a)	2,060	16,789
Embarq Corp.	10	421
General Communications, Inc. Class A (a)	140	970
Global Crossing Ltd. (a)	300	2,754
Iowa Telecommunication Services, Inc.	820	10,258
Neutral Tandem, Inc. (a)	380	11,218
NTELOS Holdings Corp.	1,240	22,841
PAETEC Holding Corp. (a)	60	162
Premiere Global Services, Inc. (a)	5,520	59,837
tw telecom, inc. (a)	5,320	54,636
		244,875
Wireless Telecommunication Services - 0.5%
Centennial Communications Corp. Class A (a)	6,150	51,414
IPCS, Inc. (a)	450	6,732
NII Holdings, Inc. (a)	50	954
Syniverse Holdings, Inc. (a)	2,770	44,403
USA Mobility, Inc.	635	8,103
		111,606
TOTAL TELECOMMUNICATION SERVICES		356,481
UTILITIES - 0.9%
Electric Utilities - 0.3%
Cleco Corp.	1,180	26,456
Empire District Electric Co.	60	991
EnerNOC, Inc. (a)	200	4,334
Hawaiian Electric Industries, Inc.	190	3,621
IDACORP, Inc.	300	7,842
Portland General Electric Co.	590	11,493
Unisource Energy Corp.	100	2,654
Westar Energy, Inc.	390	7,320
		64,711
Gas Utilities - 0.2%
Laclede Group, Inc.	100	3,313
New Jersey Resources Corp.	340	12,594
Nicor, Inc.	230	7,963
Northwest Natural Gas Co.	100	4,432
Piedmont Natural Gas Co., Inc.	200	4,822
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
South Jersey Industries, Inc.	120	$ 4,187
Southwest Gas Corp.	110	2,443
WGL Holdings, Inc.	220	7,044
		46,798
Independent Power Producers & Energy Traders - 0.1%
Black Hills Corp.	380	8,736
Calpine Corp. (a)	260	2,899
RRI Energy, Inc. (a)	1,330	6,663
		18,298
Multi-Utilities - 0.2%
Avista Corp.	1,479	26,341
CH Energy Group, Inc.	485	22,650
DTE Energy Co.	120	3,840
PNM Resources, Inc.	700	7,497
		60,328
Water Utilities - 0.1%
California Water Service Group	50	1,842
Cascal BV	1,130	4,238
SJW Corp.	410	9,307
		15,387
TOTAL UTILITIES		205,522
TOTAL COMMON STOCKS (Cost $27,914,510)		23,505,888
Money Market Funds - 0.9%
SSgA US Treasury Money Market Fund, 0% (b) (Cost $219,271)	219,271	219,271
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $28,133,781)		23,725,159
NET OTHER ASSETS - 0.0%		6,750
NET ASSETS - 100%		$ 23,731,909
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,921,412	$ 3,921,412	$ -	$ -
Consumer Staples	646,250	646,250	-	-
Energy	1,381,454	1,381,454	-	-
Financials	3,496,440	3,496,439	-	1
Health Care	2,541,087	2,541,087	-	-
Industrials	4,330,370	4,330,370	-	-
Information Technology	5,277,361	5,277,361	-	-
Materials	1,349,511	1,349,511	-	-
Telecommunication Services	356,481	356,481	-	-
Utilities	205,522	205,522	-	-
Money Market Funds	219,271	219,271	-	-
Total Investments in Securities:	$ 23,725,159	$ 23,725,158	$ -	$ 1
The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	1
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 1
Total unrealized gain (loss) on investments held at June 30, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $3,342,872 of which $575,464 and $2,767,408 will expire on December 31, 2015 and 2016, respectively.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $554,812 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $28,133,781)		$ 23,725,159
Cash		53,066
Receivable for investments sold		1,723,727
Dividends receivable		14,226
Total assets		25,516,178

Liabilities
Payable for investments purchased	$ 1,762,912
Payable for fund shares redeemed	151
Accrued management fee	16,870
Other affiliated payables	4,336
Total liabilities		1,784,269

Net Assets		$ 23,731,909
Net Assets consist of:
Paid in capital		$ 33,345,171
Undistributed net investment income		19,436
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,224,076)
Net unrealized appreciation (depreciation) on investments		(4,408,622)
Net Assets		$ 23,731,909

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($11,017,549 ÷ 1,760,096 shares)	$ 6.26

Investor Class: Net Asset Value, offering price and redemption price per share ($12,714,360 ÷ 2,032,191 shares)	$ 6.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 121,832

Expenses
Management fee	$ 81,594
Transfer agent fees	7,865
Accounting fees and expenses	3,867
Independent trustees' compensation	9,070
Total expenses		102,396
Net investment income (loss)		19,436
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,114,450)
Foreign currency transactions	226
Total net realized gain (loss)		(1,114,224)
Change in net unrealized appreciation (depreciation) on: Investment securities	3,918,706
Assets and liabilities in foreign currencies	(120)
Total change in net unrealized appreciation (depreciation)		3,918,586
Net gain (loss)		2,804,362
Net increase (decrease) in net assets resulting from operations		$ 2,823,798

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,436	$ 29,404
Net realized gain (loss)	(1,114,224)	(3,193,620)
Change in net unrealized appreciation (depreciation)	3,918,586	(6,989,170)
Net increase (decrease) in net assets resulting from operations	2,823,798	(10,153,386)
Distributions to shareholders from net investment income	-	(49,885)
Share transactions - net increase (decrease)	2,435,557	6,551,816
Total increase (decrease) in net assets	5,259,355	(3,651,455)

Net Assets
Beginning of period	18,472,554	22,124,009
End of period (including undistributed net investment income of $19,436 and $0, respectively)	$ 23,731,909	$ 18,472,554

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007 E

Selected Per-Share Data
Net asset value, beginning of period	$ 5.54	$ 9.03	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.02	.02
Net realized and unrealized gain (loss)	.71	(3.49)	(.97)
Total from investment operations	.72	(3.47)	(.95)
Distributions from net investment income	-	(.02)	(.02)
Net asset value, end of period	$ 6.26	$ 5.54	$ 9.03
Total Return B, C	13.00%	(38.42)%	(9.54)%
Ratios to Average Net Assets F
Expenses before reductions	.95% A	.95%	.95% A
Expenses net of fee waivers, if any	.95% A	.95%	.95% A
Expenses net of all reductions	.95% A	.95%	.95% A
Net investment income (loss)	.27% A	.22%	.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,018	$ 8,944	$ 10,239
Portfolio turnover rate	123% A	132%	120% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 27, 2007 (commencement of operations) to December 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007 E

Selected Per-Share Data
Net asset value, beginning of period	$ 5.54	$ 9.03	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- G	.01	.01
Net realized and unrealized gain (loss)	.72	(3.49)	(.97)
Total from investment operations	.72	(3.48)	(.96)
Distributions from net investment income	-	(.01)	(.01)
Net asset value, end of period	$ 6.26	$ 5.54	$ 9.03
Total Return B, C	13.00%	(38.53)%	(9.62)%
Ratios to Average Net Assets F
Expenses before reductions	1.10% A	1.10%	1.10% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10% A
Expenses net of all reductions	1.10% A	1.10%	1.10% A
Net investment income (loss)	.12% A	.07%	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,714	$ 9,529	$ 11,885
Portfolio turnover rate	123% A	132%	120% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 27, 2007 (commencement of operations) to December 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

Fidelity Strategic Advisers Small Cap Portfolio (the Fund) is a fund of Fidelity Rutland Square Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred.

Effective the close of business on April 30, 2009, the Fund was closed to most new accounts. In its June 2009 meeting, the Board of Trustees of the Fund authorized management to effect the liquidation and distribution of the Fund's assets, subject to receipt of all necessary shareholder and/or regulatory approvals. The Fund's liquidation and distribution will be deferred until such approvals have been obtained which could take as long as a year or more. Shareholders can exchange their shares into other funds within the Fidelity Investments Life Insurance Company (FILI) annuity or the Empire Fidelity Investments Life Insurance Company annuity, as the case may be, or remain in the fund until the Liquidation Date. Under the plan, the assets that remain in the Fund will be liquidated and the proceeds will be invested in the VIP Money Market Portfolio as soon as practicable after the Liquidation Date.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,382,078
Unrealized depreciation	(6,973,220)
Net unrealized appreciation (depreciation)	$ (4,591,142)
Cost for federal income tax purposes	$ 28,316,301

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $14,506,286 and $12,102,053, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of .82% of the Fund's average net assets. In addition, under an expense contract, Strategic Advisers pays certain expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), until June 30, 2010, so that total expenses do not exceed .95% and 1.10% of Initial Class' and Investor Class' average net assets, respectively. For the period ended June 30, 2009, the Fund only accrued management fees, accounting fees, Investor Class transfer agent fees and a portion of Trustees' compensation. The Fund did not accrue Initial Class transfer agent fees, custody fees, audit fees, legal fees and other miscellaneous expenses during the period.

Sub-Adviser. OppenheimerFunds, Inc. (Oppenheimer) serves as sub-adviser for the Fund. Oppenheimer provides discretionary investment advisory services to the Fund and is paid by Strategic Advisers for providing these services.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .07% and .15% of average net assets for the Initial Class and Investor Class, respectively. Under the expense contract, the Initial Class and Investor Class paid transfer agent fees at the annual rate of .00% and .15%, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Initial Class	$ -	.00
Investor Class	7,865.15
	$ 7,865

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser or Sub-adviser. The commissions paid to these affiliated firms were $32 for the period.

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ -	$ 32,761
Investor Class	-	17,124
Total	$ -	$ 49,885

6. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	377,715	623,998	$ 1,971,328	$ 4,343,656
Reinvestment of distributions	-	6,240	-	32,761
Shares redeemed	(232,184)	(149,831)	(1,213,800)	(1,058,071)
Net increase (decrease)	145,531	480,407	$ 757,528	$ 3,318,346
Investor Class
Shares sold	539,744	627,501	$ 2,893,803	$ 4,773,229
Reinvestment of distributions	-	3,262	-	17,124
Shares redeemed	(227,369)	(227,540)	(1,215,774)	(1,556,883)
Net increase (decrease)	312,375	403,223	$ 1,678,029	$ 3,233,470

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Advisers Small Cap Portfolio

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract and sub-advisory agreement (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly four times per year and considers at each of its meetings factors that it believes are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through committees.

At its April 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, but not limited to, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services and the profits, if any, to be realized by Strategic Advisers, Inc. (Strategic Advisers) and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

The Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Strategic Advisers under the management contract is consistent with Strategic Advisers' fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Strategic Advisers, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Strategic Advisers.

In its deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, and the sub-adviser, OppenheimerFunds, Inc. (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that the Investment Advisers' analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds. Because the fund had been in existence less than three calendar years, for the fund the following table, which reflects information considered by the Board, shows, for the one-year period ended September 30, 2008, the fund's total return, the total return of a broad-based securities market index ("benchmark"), and how the fund's total returns ranked relative to a peer group of mutual funds identified by the fund's sub-adviser as having an investment objective similar to that of the fund.

Fund-specific performance results reviewed by the Board are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Strategic Advisers Small Cap Portfolio

Total Return % for the One-Year Period Ended September 30, 2008 vs. Russell 2000 Index, Lipper Small Cap Core Fund Index and Lipper Variable Annuity Small Cap Core Peer Group

Total Returns	1 YEAR
Fidelity Strategic Advisers Small Cap Portfolio - Investor Class	-19.70%
Russell 2000 Index	-14.48%
Lipper Small Cap Core Fund Index*	-17.21%
Lipper Variable Annuity Small Cap Core Peer Group Percentile - Initial Class**	66

* The Lipper Small Cap Core Fund Index reflects the performance of the 30 largest mutual funds within the investment category as defined by Lipper, Inc.

** The Lipper ranking shown here represents the performance of the Initial Class of the fund as presented to the Board by OppenheimerFunds Inc., the fund's sub-adviser. Initial Class shares have a lower expense ratio than the Investor Class shares. Different share classes may have different rankings.

The Board reviewed the relative investment performance of the Small Cap Portfolio's Initial share class against the Lipper Variable Annuity Small Cap Core peer group and observed that the Initial Class under-performed 66% of its peers for the one-year period shown. The Board also observed that the investment performance of the fund's Investor share class was lower than the fund's benchmark, the Russell 2000 Index, and, by a lesser margin, the Lipper Small Cap Core Fund Index for the one-year period shown. The Board considered that, given the fund's relatively recent commencement of operations, a more comprehensive analysis of the fund's performance will be possible after the fund has completed an additional year of operations.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid by shareholders to the Investment Advisers in reviewing the Advisory Contracts. The Board considered information comparing the management fee and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also considered the expense contract currently in effect between the fund and Strategic Advisers, which limits the total annual operating expenses (excluding interest, taxes, brokerage commissions and certain other expenses) for the fund's Investor Class to 1.10%.

The Board noted that the fund's management fee and total expenses were each compared against a Lipper fund universe. The fund was initially compared against other funds within Lipper's Variable Insurance Products universe that had been assigned the same investment objective as the fund by Lipper (Lipper Peer Group). Strategic Advisers then divided the Lipper Peer Group into three smaller groups based upon Lipper's reported fund average net assets in order to create a relative Asset-Size Peer Group (ASPG). The fund's ASPG consisted of the smallest one-third of the funds listed in the fund's Lipper Peer Group.

The Board noted that the fund's management fee was below the median of its Lipper Peer Group. The Board also noted that the fund's management fee was below the median of its respective ASPG within the Lipper Peer Group.

The Board further noted that the fund's total expenses were compared to all classes of competitive funds in the fund's Lipper Peer Group. Because all of the funds in the Lipper Peer Group are Variable Insurance Products, a comparison of load types between the fund and its Lipper Peer Group was not relevant because the fund has different distribution channels than the funds included in the Lipper Peer Group. The Board noted that the total expenses of the fund's Initial share class were below the median of its respective Lipper Peer Group.

Based on its review, the Board concluded that the fund's management fee and total expenses (giving effect to the fund's expense contract with Strategic Advisers) were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates attributable to the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Strategic Advisers presented information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. Strategic Advisers noted that it employs the same corporate reporting of revenues and expenses as those used by the Fidelity Group of Funds.

The Board concluded that the costs of the services provided by and the profits realized by Strategic Advisers and its affiliates in connection with the operation of the fund were not relevant to the renewal of the fund's Advisory Contracts because the fund has not generated sufficient revenue to cover the fund's expenses.

Semiannual Report

Potential Fall-Out Benefits. The Board considered information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any. The Board considered the receipt of these benefits in light of Strategic Advisers' and its affiliates' profitability and other considerations described above. The Board noted that Strategic Advisers did not calculate potential fall-out benefit revenue because Strategic Advisers did not believe that the management of the fund had resulted in significant quantifiable fall-out benefits to the businesses of Strategic Advisers and its affiliates.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the fund. The Board considered that the fund's sub-advisory contract provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees will accrue directly to Strategic Advisers. The Board also reviewed the fund's expense contract with Strategic Advisers, which limits the total annual operating expenses (excluding interest, taxes, brokerage commissions and certain other expenses) of the fund's Investor Class to 1.10%. The Board noted that the fund has not generated sufficient revenue to cover its expenses because the fund is priced at a level that assumes it will eventually have greater assets and, thus, greater revenue. The Board noted that as fund assets increase, it will continue to monitor whether management fee breakpoints are appropriate.

Conclusion. Based on its evaluation of all of the considerations noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

OppenheimerFunds, Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

FILI-SCV-SANN-0809
1.851995.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	August 28, 2009
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	August 28, 2009